UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09525
                                                    --------------------

                               Rydex Dynamic Funds
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                           -------------

                   Date of fiscal year end: December 31, 2007
                                           ------------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 76.9%

FINANCIALS 16.6%
  DIVERSIFIED FINANCIALS 4.2%
  Citigroup, Inc.                                        96,440  $    4,951,230
  Bank of America Corp.                                  87,979       4,488,689
  J.P. Morgan Chase & Co.+                               68,330       3,305,805
  Chicago Mercantile Exchange
      Holdings, Inc.+                                       690         367,397
  Moody's Corp.+                                          4,600         285,476
  CIT Group, Inc.                                         3,810         201,625
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                         13,600,222
                                                                 --------------

  INSURANCE 3.7%
  American International Group,
      Inc.                                               51,180       3,440,320
  MetLife, Inc.                                          14,810         935,251
  Prudential Financial, Inc.+                             9,230         833,100
  Allstate Corp.                                         12,170         730,930
  Travelers Cos., Inc.                                   13,290         688,023
  Hartford Financial Services
      Group, Inc.                                         6,300         602,154
  AFLAC, Inc.                                             9,680         455,541
  Chubb Corp.                                             8,040         415,427
  Loews Corp.                                             8,870         402,964
  Lincoln National Corp.+                                 5,450         369,455
  ACE Ltd.                                                6,430         366,896
  Progressive Corp.+                                     14,640         319,445
  Marsh & McLennan Cos., Inc.+                           10,870         318,382
  Principal Financial Group,
      Inc.                                                5,270         315,515
  Genworth Financial, Inc. --
      Class A+                                            8,670         302,930
  XL Capital Ltd.+                                        3,560         249,058
  Aon Corp.                                               5,870         222,825
  Ambac Financial Group, Inc.                             2,010         173,644
  MBIA, Inc.+                                             2,650         173,549
  UnumProvident Corp.+                                    6,740         155,222
  Cincinnati Financial Corp.                              3,400         144,160
  SAFECO Corp.                                            2,080         138,174
  Torchmark Corp.                                         1,930         126,589
                                                                 --------------

TOTAL INSURANCE                                                      11,879,554
                                                                 --------------

  BANKS 3.1%
  Wells Fargo & Co.+                                     66,460       2,288,218
  Wachovia Corp.                                         37,490       2,063,824
  U.S. Bancorp+                                          34,840       1,218,355

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  SunTrust Banks, Inc.                                    6,990  $      580,450
  Regions Financial Corp.+                               14,390         508,974
  PNC Financial Services Group,
      Inc.                                                6,810         490,116
  BB&T Corp.                                             10,660         437,273
  National City Corp.*                                   11,650         433,962
  Fifth Third Bancorp+                                   10,940         423,269
  KeyCorp                                                 7,790         291,891
  Marshall & Ilsley Corp.+                                5,030         232,939
  Synovus Financial Corp.+                                6,420         207,623
  Comerica, Inc.+                                         3,100         183,272
  Zions Bancorporation                                    2,155         182,141
  Compass Bancshares, Inc.+                               2,560         176,128
  M&T Bank Corp.+                                         1,510         174,903
  Commerce Bancorp, Inc.+                                 3,690         123,172
  First Horizon National Corp.+                           2,470         102,579
  Huntington Bancshares, Inc.                             4,630         101,166
                                                                 --------------

TOTAL BANKS                                                          10,220,255
                                                                 --------------

  CAPITAL MARKETS 2.8%
  Goldman Sachs Group, Inc.                               8,090       1,671,637
  Morgan Stanley                                         20,940       1,649,234
  Merrill Lynch & Co., Inc.+                             17,400       1,421,058
  Lehman Brothers Holdings,
      Inc.+                                              10,350         725,224
  Bank of New York Co., Inc.                             14,870         602,979
  State Street Corp.                                      6,570         425,408
  Franklin Resources, Inc.                                3,290         397,531
  Charles Schwab Corp.                                   20,200         369,458
  Bear Stearns Cos., Inc.                                 2,360         354,826
  Mellon Financial Corp.+                                 8,180         352,885
  Ameriprise Financial, Inc.                              4,710         269,129
  T. Rowe Price Group, Inc.+                              5,220         246,332
  Legg Mason, Inc.+                                       2,590         244,004
  Northern Trust Corp.+                                   3,710         223,119
  E*Trade Financial Corp.*                                8,400         178,248
  Janus Capital Group, Inc.+                              3,730          77,994
  Federated Investors, Inc. --
      Class B                                             1,750          64,260
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 9,273,326
                                                                 --------------

  REAL ESTATE 1.1%
  Simon Property Group, Inc.+                             4,360         485,050
  ProLogis+                                               5,040         327,247
  Vornado Realty Trust+                                   2,560         305,510
  Equity Residential+                                     5,780         278,769
  Boston Properties, Inc.+                                2,340         274,716
  Host Hotels & Resorts, Inc.+                           10,230         269,151

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Archstone-Smith Trust                                   4,340  $      235,575
  Public Storage, Inc.+                                   2,410         228,155
  KIMCO Realty Corp.+                                     4,450         216,893
  AvalonBay Communities, Inc.                             1,560         202,800
  Developers Diversified Realty
      Corp.+                                              2,490         156,621
  Plum Creek Timber Co., Inc.
      (REIT)+                                             3,490         137,576
  Realogy Corp.*                                          4,280         126,731
  CB Richard Ellis Group, Inc.
      -- Class A*+                                        3,670         125,441
  Apartment Investment &
      Management Co. -- Class A+                          1,920         110,765
                                                                 --------------

TOTAL REAL ESTATE                                                     3,481,000
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 1.0%
  Fannie Mae+                                            19,040       1,039,203
  Freddie Mac                                            13,630         810,849
  Washington Mutual, Inc.+                               17,490         706,246
  Countrywide Financial Corp.+                           11,600         390,224
  Sovereign Bancorp, Inc.+                                7,100         180,624
  Hudson City Bancorp, Inc.+                              9,740         133,243
  MGIC Investment Corp.+                                  1,630          96,040
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      3,356,429
                                                                 --------------

  CONSUMER FINANCE 0.7%
  American Express Co.                                   23,450       1,322,580
  Capital One Financial Corp.+                            8,080         609,717
  SLM Corp.                                               8,070         330,063
                                                                 --------------

TOTAL CONSUMER FINANCE                                                2,262,360
                                                                 --------------

TOTAL FINANCIALS                                                     54,073,146
                                                                 --------------

INFORMATION TECHNOLOGY 11.4%
  COMPUTERS & PERIPHERALS 2.9%
  International Business
      Machines Corp.                                     29,620       2,791,981
  Hewlett-Packard Co.                                    52,650       2,113,371
  Apple Computer, Inc.*                                  16,950       1,574,825
  Dell, Inc.*                                            44,690       1,037,255
  EMC Corp.*+                                            41,470         574,360
  Sun Microsystems, Inc.*+                               70,830         425,688
  Network Appliance, Inc.*                                7,300         266,596
  SanDisk Corp.*+                                         4,470         195,786
  NCR Corp.*                                              3,520         168,150
  Lexmark International, Inc.*+                           1,890         110,489

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  QLogic Corp.*+                                          3,130  $       53,210
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         9,311,711
                                                                 --------------

  SOFTWARE 2.5%
  Microsoft Corp.                                       169,510       4,724,244
  Oracle Corp.*                                          78,490       1,423,024
  Adobe Systems, Inc.*                                   11,580         482,886
  Symantec Corp.*+                                       18,190         314,687
  Electronic Arts, Inc.*                                  6,100         307,196
  CA, Inc.+                                               8,090         209,612
  Intuit, Inc.*                                           6,740         184,406
  Autodesk, Inc.*                                         4,560         171,456
  BMC Software, Inc.*                                     4,010         123,468
  Citrix Systems, Inc.*+                                  3,550         113,707
  Compuware Corp.*                                        6,380          60,546
  Novell, Inc.*                                           6,670          48,157
                                                                 --------------

TOTAL SOFTWARE                                                        8,163,389
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 2.0%
  Cisco Systems, Inc.*                                  118,820       3,033,475
  Qualcomm, Inc.                                         32,590       1,390,290
  Motorola, Inc.                                         47,020         830,843
  Corning, Inc.*+                                        30,880         702,211
  Juniper Networks, Inc.*+                               11,200         220,416
  Avaya, Inc.*                                            8,920         105,345
  Tellabs, Inc.*+                                         8,600          85,140
  JDS Uniphase Corp.*+                                    4,149          63,189
  Ciena Corp.*                                            1,670          46,677
  ADC Telecommunications, Inc.*                           2,310          38,669
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        6,516,255
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.8%
  Intel Corp.                                           113,440       2,170,107
  Texas Instruments, Inc.                                28,390         854,539
  Applied Materials, Inc.                                27,480         503,434
  Broadcom Corp. -- Class A*+                             9,280         297,610
  Analog Devices, Inc.                                    6,560         226,254
  KLA-Tencor Corp.+                                       3,930         209,548
  Nvidia Corp.*                                           6,990         201,172
  Linear Technology Corp.+                                5,890         186,065
  Maxim Integrated Products,
      Inc.+                                               6,310         185,514
  Micron Technology, Inc.*                               14,850         179,388
  Xilinx, Inc.+                                           6,530         168,017

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  LSI Logic Corp.*+                                      15,090  $      157,540
  Advanced Micro Devices, Inc.*                          10,920         142,615
  Altera Corp.*                                           7,010         140,130
  National Semiconductor Corp.+                           5,580         134,701
  Novellus Systems, Inc.*+                                2,470          79,089
  Teradyne, Inc.*+                                        3,730          61,694
  PMC - Sierra, Inc.*+                                    4,180          29,302
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         5,926,719
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 1.1%
  Google, Inc. -- Class A*                                4,280       1,960,925
  Yahoo!, Inc.*+                                         24,020         751,586
  eBay, Inc.*                                            22,350         740,903
  VeriSign, Inc.*                                         4,820         121,078
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    3,574,492
                                                                 --------------

  IT CONSULTING & SERVICES 0.8%
  Automatic Data Processing,
      Inc.                                               10,820         523,688
  First Data Corp.                                       14,810         398,389
  Western Union Co.                                      15,190         333,420
  Electronic Data Systems Corp.                          10,120         280,121
  Paychex, Inc.+                                          6,670         252,593
  Cognizant Technology
      Solutions Corp. -- Class A*                         2,810         248,039
  Fiserv, Inc.*                                           3,360         178,282
  Computer Sciences Corp.*                                3,410         177,763
  Fidelity National Information
      Services, Inc.                                      3,200         145,472
  Affiliated Computer Services,
      Inc. -- Class A*                                    1,950         114,816
  Convergys Corp.*                                        2,690          68,353
  Unisys Corp.*                                           6,790          57,240
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        2,778,176
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*                             7,940         267,498
  Molex, Inc.+                                            2,790          78,678
  Jabil Circuit, Inc.                                     3,630          77,718
  Solectron Corp.*+                                      17,780          56,007
  Tektronix, Inc.+                                        1,610          45,338

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Sanmina-SCI Corp.*+                                    10,430  $       37,757
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                562,996
                                                                 --------------

  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                           18,670         315,336
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                315,336
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         37,149,074
                                                                 --------------

HEALTH CARE 9.1%
  PHARMACEUTICALS 4.8%
  Pfizer, Inc.                                          139,410       3,521,497
  Johnson & Johnson, Inc.+                               56,930       3,430,602
  Merck & Co., Inc.+                                     42,620       1,882,525
  Abbott Laboratories                                    30,350       1,693,530
  Wyeth                                                  26,480       1,324,794
  Bristol-Myers Squibb Co.                               39,730       1,102,905
  Eli Lilly & Co.+                                       19,410       1,042,511
  Schering-Plough Corp.                                  29,270         746,678
  Allergan, Inc.                                          3,020         334,676
  Forest Laboratories, Inc.*+                             6,250         321,500
  Mylan Laboratories, Inc.+                               4,810         101,683
  Barr Pharmaceuticals, Inc.*                             2,100          97,335
  King Pharmaceuticals, Inc.*                             4,780          94,023
  Watson Pharmaceuticals, Inc.*                           2,020          53,389
                                                                 --------------

TOTAL PHARMACEUTICALS                                                15,747,648
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 1.8%
  UnitedHealth Group, Inc.                               26,640       1,411,121
  WellPoint, Inc.*                                       12,050         977,255
  Cardinal Health, Inc.                                   7,870         574,117
  Aetna, Inc.                                            10,160         444,907
  Medco Health Solutions, Inc.*                           5,670         411,245
  McKesson Corp.                                          5,810         340,117
  CIGNA Corp.                                             1,920         273,907
  Express Scripts, Inc.*+                                 2,670         215,522
  AmerisourceBergen Corp.+                                3,730         196,758
  Humana, Inc.*                                           3,280         190,306
  Coventry Health Care, Inc.*                             3,140         175,997
  Laboratory Corporation of
      America Holdings*                                   2,410         175,038
  Quest Diagnostics, Inc.                                 3,120         155,594
  IMS Health, Inc.                                        3,840         113,894
  Patterson Cos., Inc.*+                                  2,740          97,243
  Manor Care, Inc.                                        1,430          77,735

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Tenet Healthcare Corp.*+                                9,280  $       59,670
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                5,890,426
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
  Medtronic, Inc.+                                       22,650       1,111,209
  Baxter International, Inc.                             12,780         673,123
  Zimmer Holdings, Inc.*                                  4,670         398,865
  Stryker Corp.+                                          5,870         389,298
  Thermo Fisher Scientific,
      Inc.*                                               8,260         386,155
  Becton, Dickinson & Co.                                 4,810         369,841
  Boston Scientific Corp.*                               23,299         338,767
  St. Jude Medical, Inc.*+                                6,770         254,620
  Biomet, Inc.                                            4,820         204,802
  C.R. Bard, Inc.                                         2,030         161,405
  Hospira, Inc.*                                          3,070         125,563
  Varian Medical Systems, Inc.*+                          2,530         120,656
  Waters Corp.*                                           2,000         116,000
  Millipore Corp.*+                                       1,060          76,818
  PerkinElmer, Inc.                                       2,400          58,128
  Bausch & Lomb, Inc.                                     1,070          54,741
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                4,839,991
                                                                 --------------

  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*                                           22,970       1,283,563
  Gilead Sciences, Inc.*+                                 9,140         699,210
  Celgene Corp.*+                                         7,430         389,778
  Genzyme Corp.*                                          5,180         310,904
  Biogen Idec, Inc.*                                      6,740         299,121
  Medimmune, Inc.*+                                       4,680         170,305
  Applera Corp. - Applied
      Biosystems Group                                    3,610         106,748
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                   3,259,629
                                                                 --------------

TOTAL HEALTH CARE                                                    29,737,694
                                                                 --------------

INDUSTRIALS 8.4%
  INDUSTRIAL CONGLOMERATES 3.0%
  General Electric Co.                                  202,280       7,152,621
  Tyco International Ltd.                                38,890       1,226,980
  3M Co.                                                 14,440       1,103,649

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Textron, Inc.                                           2,460  $      220,908
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                        9,704,158
                                                                 --------------

  AEROSPACE & DEFENSE 1.9%
  Boeing Co.                                             15,530       1,380,772
  United Technologies Corp.                              19,590       1,273,350
  Honeywell International, Inc.                          15,740         724,984
  Lockheed Martin Corp.                                   6,980         677,200
  General Dynamics Corp.                                  7,980         609,672
  Northrop Grumman Corp.                                  6,890         511,376
  Raytheon Co.                                            8,780         460,599
  Rockwell Collins, Inc.+                                 3,310         221,538
  L-3 Communications Holdings,
      Inc.                                                2,450         214,301
  Goodrich Corp.                                          2,470         127,156
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             6,200,948
                                                                 --------------

  MACHINERY 1.2%
  Caterpillar, Inc.                                      12,700         851,281
  Deere & Co.+                                            4,460         484,534
  Illinois Tool Works, Inc.                               8,130         419,508
  Paccar, Inc.+                                           4,880         358,192
  Danaher Corp.+                                          4,680         334,386
  Ingersoll-Rand Co. -- Class A+                          6,050         262,389
  Eaton Corp.+                                            2,880         240,653
  ITT Industries, Inc.                                    3,580         215,946
  Parker Hannifin Corp.                                   2,280         196,787
  Dover Corp.                                             4,030         196,704
  Cummins, Inc.                                           1,020         147,614
  Terex Corp.*                                            2,020         144,955
  Pall Corp.+                                             2,420          91,960
                                                                 --------------

TOTAL MACHINERY                                                       3,944,909
                                                                 --------------

  AIR FREIGHT & COURIERS 0.7%
  United Parcel Service, Inc. --
      Class B                                            20,980       1,470,698
  FedEx Corp.                                             6,040         648,877
  CH Robinson Worldwide, Inc.+                            3,410         162,828
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                          2,282,403
                                                                 --------------

  ROAD & RAIL 0.6%
  Burlington Northern Santa Fe
      Corp.                                               7,060         567,836

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Union Pacific Corp.                                     5,330  $      541,261
  Norfolk Southern Corp.                                  7,810         395,186
  CSX Corp.                                               8,590         344,029
  Ryder System, Inc.+                                     1,190          58,715
                                                                 --------------

TOTAL ROAD & RAIL                                                     1,907,027
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Waste Management, Inc.                                 10,490         360,961
  Pitney Bowes, Inc.+                                     4,330         196,539
  RR Donnelley & Sons Co.                                 4,300         157,337
  Robert Half International,
      Inc.+                                               3,300         122,133
  Monster Worldwide, Inc.*                                2,530         119,846
  Avery Dennison Corp.                                    1,800         115,668
  Cintas Corp.+                                           2,670          96,387
  Equifax, Inc.+                                          2,460          89,667
  Allied Waste Industries, Inc.*                          5,020          63,202
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,321,740
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                                   15,700         676,513
  Rockwell Automation, Inc.+                              3,260         195,176
  Cooper Industries Ltd. --
      Class A                                             3,590         161,514
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                            1,033,203
                                                                 --------------

  BUILDING PRODUCTS 0.1%
  Masco Corp.+                                            7,700         210,980
  American Standard Cos., Inc.                            3,440         182,389
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 393,369
                                                                 --------------

  AIRLINES 0.1%
  Southwest Airlines Co.+                                15,510         227,997
                                                                 --------------

TOTAL AIRLINES                                                          227,997
                                                                 --------------

  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp.                                             1,730         155,216
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        155,216
                                                                 --------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                     1,410  $      108,908
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  108,908
                                                                 --------------

TOTAL INDUSTRIALS                                                    27,279,878
                                                                 --------------

CONSUMER DISCRETIONARY 8.1%
  MEDIA 2.7%
  Comcast Corp. -- Class A*+                             61,180       1,587,621
  Time Warner, Inc.                                      75,060       1,480,183
  Walt Disney Co.                                        40,300       1,387,529
  News Corp. -- Class A                                  46,150       1,066,988
  Viacom, Inc. - Class B*                                13,620         559,918
  CBS Corp.+                                             14,520         444,167
  McGraw-Hill Cos., Inc.+                                 6,980         438,903
  DIRECTV Group, Inc.*                                   15,240         351,587
  Clear Channel Communications,
      Inc.+                                               9,760         341,991
  Omnicom Group, Inc.+                                    3,290         336,830
  Gannett Co., Inc.                                       4,620         260,060
  Interpublic Group of Cos.,
      Inc.*+                                              9,222         113,523
  Tribune Co.+                                            3,500         112,385
  EW Scripps Co. -- Class A                               1,640          73,275
  New York Times Co. -- Class A+                          2,830          66,533
  Dow Jones & Co., Inc.                                   1,290          44,466
  Meredith Corp.+                                           770          44,190
                                                                 --------------

TOTAL MEDIA                                                           8,710,149
                                                                 --------------

  SPECIALTY RETAIL 1.5%
  Home Depot, Inc.                                       40,150       1,475,111
  Lowe's Cos., Inc.+                                     29,960         943,440
  Best Buy Co., Inc.                                      7,960         387,811
  Staples, Inc.                                          14,100         364,344
  TJX Cos., Inc.                                          8,950         241,292
  Bed Bath & Beyond, Inc.*                                5,570         223,747
  Office Depot, Inc.*                                     5,440         191,162
  The Gap, Inc.                                          10,360         178,296
  Limited Brands, Inc.                                    6,730         175,384
  Sherwin-Williams Co.+                                   2,200         145,288
  Abercrombie & Fitch Co. --
      Class A                                             1,740         131,683
  AutoZone, Inc.*                                           980         125,577
  Tiffany & Co.                                           2,660         120,977
  OfficeMax, Inc.                                         1,470          77,528
  RadioShack Corp.+                                       2,680          72,440

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  AutoNation, Inc.*                                       2,960  $       62,870
  Circuit City Stores, Inc.                               2,800          51,884
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                4,968,834
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 1.2%
  McDonald's Corp.                                       23,670       1,066,334
  Starbucks Corp.*+                                      14,770         463,187
  Carnival Corp.+                                         8,700         407,682
  Marriott International, Inc.
      -- Class A+                                         6,490         317,750
  Harrah's Entertainment, Inc.                            3,670         309,932
  Yum! Brands, Inc.+                                      5,190         299,774
  Hilton Hotels Corp.+                                    7,650         275,094
  Starwood Hotels & Resorts
      Worldwide, Inc.                                     4,230         274,316
  International Game
      Technology, Inc.                                    6,650         268,527
  Wyndham Worldwide Corp.*                                3,720         127,038
  Darden Restaurants, Inc.                                2,860         117,803
  Wendy's International, Inc.                             1,710          53,523
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,980,960
                                                                 --------------

  MULTILINE RETAIL 1.0%
  Target Corp.+                                          16,900       1,001,494
  Kohl's Corp.*+                                          6,430         492,602
  Federated Department Stores,
      Inc.+                                              10,330         465,366
  J.C. Penney Co., Inc.                                   4,430         363,969
  Sears Holdings Corp.*                                   1,630         293,661
  Nordstrom, Inc.+                                        4,500         238,230
  Dollar General Corp.                                    6,140         129,861
  Family Dollar Stores, Inc.                              2,980          88,268
  Big Lots, Inc.*                                         2,150          67,252
  Dillard's, Inc. -- Class A+                             1,200          39,276
                                                                 --------------

TOTAL MULTILINE RETAIL                                                3,179,979
                                                                 --------------

  HOUSEHOLD DURABLES 0.5%
  Fortune Brands, Inc.+                                   3,000         236,460
  Newell Rubbermaid, Inc.+                                5,460         169,751
  Whirlpool Corp.+                                        1,550         131,611
  Harman International
      Industries, Inc.+                                   1,290         123,943
  D.R. Horton, Inc.+                                      5,370         118,140
  Lennar Corp. -- Class A                                 2,710         114,389
  Pulte Homes, Inc.+                                      4,180         110,603
  Black & Decker Corp.                                    1,290         105,290
  Centex Corp.                                            2,350          98,183

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Stanley Works+                                          1,630  $       90,237
  Leggett & Platt, Inc.+                                  3,490          79,118
  KB HOME                                                 1,510          64,432
  Snap-On, Inc.                                           1,160          55,796
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,497,953
                                                                 --------------

  TEXTILES & APPAREL 0.4%
  Nike, Inc. -- Class B                                   3,720         395,287
  Coach, Inc.*+                                           7,280         364,364
  VF Corp.                                                1,770         146,237
  Polo Ralph Lauren Corp.                                 1,210         106,661
  Liz Claiborne, Inc.+                                    2,030          86,986
  Jones Apparel Group, Inc.                               2,130          65,455
                                                                 --------------

TOTAL TEXTILES & APPAREL                                              1,164,990
                                                                 --------------

  AUTOMOBILES 0.3%
  General Motors Corp.+                                  11,130         341,023
  Harley-Davidson, Inc.+                                  5,070         297,862
  Ford Motor Co.+                                        37,230         293,745
                                                                 --------------

TOTAL AUTOMOBILES                                                       932,630
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                            7,730         213,116
  Eastman Kodak Co.+                                      5,660         127,690
  Hasbro, Inc.+                                           3,160          90,439
  Brunswick Corp.+                                        1,780          56,693
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      487,938
                                                                 --------------

  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.+                                 3,870         366,179
  Goodyear Tire & Rubber Co.*+                            3,550         110,725
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   476,904
                                                                 --------------

  INTERNET & CATALOG RETAIL 0.1%
  Amazon.com, Inc.*                                       6,120         243,515
  IAC/InterActiveCorp*+                                   4,270         161,021
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         404,536
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.1%
  H&R Block, Inc.                                         6,340         133,394

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Apollo Group, Inc. -- Class A*                          2,750  $      120,725
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    254,119
                                                                 --------------

  DISTRIBUTORS 0.1%
  Genuine Parts Co.                                       3,350         164,150
                                                                 --------------

TOTAL DISTRIBUTORS                                                      164,150
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         26,223,142
                                                                 --------------

ENERGY 7.8%
  OIL & GAS 6.4%
  Exxon Mobil Corp.                                     112,000       8,450,400
  Chevron Corp.                                          42,450       3,139,602
  ConocoPhillips                                         32,340       2,210,439
  Occidental Petroleum Corp.                             16,490         813,122
  Valero Energy Corp.+                                   11,880         766,141
  Marathon Oil Corp.                                      6,800         672,044
  Devon Energy Corp.                                      8,740         604,983
  Apache Corp.                                            6,510         460,257
  XTO Energy, Inc.                                        7,240         396,824
  Anadarko Petroleum Corp.                                9,110         391,548
  EOG Resources, Inc.+                                    4,800         342,432
  Williams Cos., Inc.                                    11,760         334,690
  Spectra Energy Corp.                                   12,350         324,434
  Hess Corp.+                                             5,310         294,546
  Chesapeake Energy Corp.+                                8,050         248,584
  Kinder Morgan, Inc.                                     2,110         224,609
  Peabody Energy Corp.+                                   5,210         209,650
  El Paso Corp.                                          13,740         198,818
  Murphy Oil Corp.+                                       3,690         197,046
  Sunoco, Inc.+                                           2,390         168,352
  Consol Energy, Inc.                                     3,590         140,477
                                                                 --------------

TOTAL OIL & GAS                                                      20,588,998
                                                                 --------------

  ENERGY EQUIPMENT & SERVICES 1.4%
  Schlumberger Ltd.+                                     23,180       1,601,738
  Halliburton Co.                                        19,650         623,691
  Transocean, Inc.*                                       5,760         470,592
  Baker Hughes, Inc.                                      6,300         416,619
  Weatherford International
      Ltd.*+                                              6,650         299,915
  National-Oilwell Varco, Inc.*                           3,460         269,153
  Noble Corp.                                             2,650         208,502
  Smith International, Inc.+                              3,920         188,356
  Nabors Industries Ltd.*+                                5,480         162,592
  ENSCO International, Inc.+                              2,970         161,568

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  BJ Services Co.                                         5,770  $      160,983
  Rowan Cos., Inc.+                                       2,170          70,460
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     4,634,169
                                                                 --------------

TOTAL ENERGY                                                         25,223,167
                                                                 --------------

CONSUMER STAPLES 7.3%
  FOOD & DRUG RETAILING 1.9%
  Wal-Mart Stores, Inc.                                  48,370       2,270,971
  CVS Corp.+                                             30,291       1,034,135
  Walgreen Co.+                                          19,690         903,574
  Costco Wholesale Corp.+                                 8,900         479,176
  Sysco Corp.+                                           12,140         410,696
  Kroger Co.                                             13,930         393,523
  Safeway, Inc.+                                          8,670         317,669
  Supervalu, Inc.+                                        4,090         159,796
  Whole Foods Market, Inc.+                               2,770         124,235
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           6,093,775
                                                                 --------------

  HOUSEHOLD PRODUCTS 1.6%
  Procter & Gamble Co.+                                  62,070       3,920,341
  Colgate-Palmolive Co.                                  10,100         674,579
  Kimberly-Clark Corp.                                    8,980         615,040
  Clorox Co.                                              2,980         189,796
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                              5,399,756
                                                                 --------------

  BEVERAGES 1.6%
  PepsiCo, Inc.                                          32,220       2,047,903
  Coca-Cola Co.                                          39,620       1,901,760
  Anheuser-Busch Cos., Inc.                              15,010         757,405
  Coca-Cola Enterprises, Inc.                             5,470         110,768
  Brown-Forman Corp. -- Class B+                          1,550         101,618
  Constellation Brands, Inc. --
      Class A*                                            4,150          87,897
  Molson Coors Brewing Co. --
      Class B+                                              920          87,050
  Pepsi Bottling Group, Inc.                              2,590          82,595
                                                                 --------------

TOTAL BEVERAGES                                                       5,176,996
                                                                 --------------

  TOBACCO 1.2%
  Altria Group, Inc.                                     41,280       3,624,797
  Reynolds American, Inc.                                 3,370         210,321

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  UST, Inc.+                                              3,160  $      183,217
                                                                 --------------

TOTAL TOBACCO                                                         4,018,335
                                                                 --------------

  FOOD PRODUCTS 0.9%
  Archer-Daniels-Midland Co.                             12,840         471,228
  General Mills, Inc.                                     6,790         395,314
  H.J. Heinz Co.+                                         6,390         301,097
  Kellogg Co.+                                            4,930         253,550
  ConAgra Foods, Inc.                                     9,940         247,605
  Sara Lee Corp.+                                        14,430         244,155
  WM Wrigley Jr Co.+                                      4,290         218,490
  Hershey Co.+                                            3,400         185,844
  Campbell Soup Co.                                       4,300         167,485
  Dean Foods Co.*                                         2,540         118,720
  McCormick & Co., Inc.*                                  2,560          98,611
  Tyson Foods, Inc. -- Class A+                           4,960          96,274
                                                                 --------------

TOTAL FOOD PRODUCTS                                                   2,798,373
                                                                 --------------

  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc.                                     8,680         323,417
  Estee Lauder Cos., Inc. --
      Class A                                             2,290         111,866
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 435,283
                                                                 --------------

TOTAL CONSUMER STAPLES                                               23,922,518
                                                                 --------------

UTILITIES 2.9%
  ELECTRIC UTILITIES 1.6%
  Exelon Corp.                                           13,180         905,598
  TXU Corp.                                               9,030         578,823
  Southern Co.+                                          14,730         539,854
  Duke Energy Corp.+                                     24,730         501,772
  FPL Group, Inc.+                                        7,980         488,137
  FirstEnergy Corp.+                                      6,280         415,987
  Entergy Corp.                                           3,900         409,188
  American Electric Power Co.,
      Inc.                                                7,800         380,250
  Edison International                                    6,410         314,923
  PPL Corp.+                                              7,580         310,022
  Progress Energy, Inc.+                                  5,060         255,226
  Allegheny Energy, Inc.*                                 3,230         158,722
  Pinnacle West Capital Corp.                             1,970          95,053
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              5,353,555
                                                                 --------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  MULTI-UTILITIES 1.2%
  Dominion Resources, Inc.                                6,860  $      608,962
  Public Service Enterprise
      Group, Inc.+                                        4,970         412,709
  PG&E Corp.+                                             6,900         333,063
  Sempra Energy                                           5,170         315,422
  Constellation Energy Group,
      Inc.                                                3,550         308,672
  AES Corp.*                                             13,070         281,266
  Consolidated Edison, Inc.+                              5,070         258,874
  Ameren Corp.                                            4,060         204,218
  Xcel Energy, Inc.+                                      8,020         198,014
  DTE Energy Co.+                                         3,480         166,692
  KeySpan Corp.                                           3,450         141,968
  NiSource, Inc.                                          5,390         131,732
  CenterPoint Energy, Inc.+                               6,300         113,022
  Integrys Energy Group  Inc                              1,480          82,155
  CMS Energy Corp.+                                       4,390          78,142
  TECO Energy, Inc.+                                      4,120          70,905
  Dynegy, Inc. -- Class A*                                7,450          68,987
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 3,774,803
                                                                 --------------

  GAS UTILITIES 0.1%
  Questar Corp.+                                          1,690         150,765
  Nicor, Inc.+                                              880          42,610
                                                                 --------------

TOTAL GAS UTILITIES                                                     193,375
                                                                 --------------

TOTAL UTILITIES                                                       9,321,733
                                                                 --------------

TELECOMMUNICATION SERVICES 2.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
  AT&T, Inc.                                            122,830       4,843,187
  Verizon Communications, Inc.+                          57,240       2,170,541
  Qwest Communications
      International, Inc.*+                              30,860         277,431
  Embarq Corp.                                            2,960         166,796
  Windstream Corp.+                                       9,380         137,792
  Citizens Communications Co.+                            6,660          99,567
  CenturyTel, Inc.+                                       2,190          98,966
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          7,794,280
                                                                 --------------

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES 0.5%
  Sprint Nextel Corp.+                                   57,100  $    1,082,616
  Alltel Corp.                                            7,090         439,580
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             1,522,196
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      9,316,476
                                                                 --------------

MATERIALS 2.4%
  CHEMICALS 1.2%
  E.I. du Pont de Nemours and
      Co.+                                               18,180         898,637
  Dow Chemical Co.                                       18,870         865,378
  Monsanto Co.                                           10,690         587,522
  Praxair, Inc.                                           6,300         396,648
  Air Products & Chemicals, Inc.                          4,260         315,070
  PPG Industries, Inc.+                                   3,230         227,101
  Ecolab, Inc.+                                           3,500         150,500
  Rohm & Haas Co.                                         2,800         144,816
  Sigma-Aldrich Corp.                                     2,600         107,952
  Eastman Chemical Co.                                    1,650         104,495
  International Flavors &
      Fragrances, Inc.                                    1,540          72,719
  Ashland, Inc.                                           1,100          72,160
  Hercules, Inc.*                                         2,290          44,747
                                                                 --------------

TOTAL CHEMICALS                                                       3,987,745
                                                                 --------------

  METALS & MINING 0.7%
  Alcoa, Inc.                                            17,100         579,690
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                               7,370         487,820
  Nucor Corp.+                                            5,920         385,570
  Newmont Mining Corp.                                    8,870         372,451
  United States Steel Corp.                               2,330         231,066
  Allegheny Technologies, Inc.+                           2,010         214,447
                                                                 --------------

TOTAL METALS & MINING                                                 2,271,044
                                                                 --------------

  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co.+                                8,900         323,960
  Weyerhaeuser Co.                                        4,150         310,171
  MeadWestvaco Corp.                                      3,590         110,715
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                           744,846
                                                                 --------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  CONTAINERS & PACKAGING 0.2%
  Sealed Air Corp.                                        4,700  $      148,520
  Temple-Inland, Inc.+                                    2,070         123,662
  Ball Corp.                                              2,030          93,076
  Pactiv Corp.*                                           2,610          88,061
  Bemis Co.                                               2,060          68,783
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            522,102
                                                                 --------------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.+                                   1,870         217,818
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            217,818
                                                                 --------------

TOTAL MATERIALS                                                       7,743,555
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $163,152,456)                                               249,990,383
                                                                 --------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 13.2%
Collateralized by U.S. Treasury Obligations
  UBS, Inc. at
    5.09% due 04/02/07                               21,058,836      21,058,836
  Credit Suisse at
    5.09% due 04/02/07                                5,033,368       5,033,368
  Lehman Brothers, Inc. at
    5.06% due 04/02/07++                             16,719,870      16,719,870
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $42,812,074)                                                 42,812,074
                                                                 --------------

SECURITIES LENDING COLLATERAL 10.6%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
      U.S. Bank                                      34,464,345      34,464,345
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $34,464,345)                                                   34,464,345
                                                                 --------------

TOTAL INVESTMENTS 100.7%
  (Cost $240,428,875)                                            $  327,266,802
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.7)%                                                $   (2,124,223)
                                                                 --------------

NET ASSETS - 100.0%                                              $  325,142,579

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS     GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $89,263,200)                                  1,248  $     (112,222)

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2007 S&P 500 Index Swap,
Maturing 06/28/07**
  (Notional Market Value
  $261,323,370)                                         183,919  $      599,404
June 2007 S&P 500 Index Swap,
Maturing 06/14/07**
  (Notional Market Value
  $49,979,476)                                           35,176       1,134,662
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $311,302,846)                       $    1,734,066
                                                                 ==============

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVERSE DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 36.6%
Federal Home Loan Bank*
  5.13% due 04/18/07                             $  50,000,000   $   49,886,111
  5.14% due 04/12/07                                25,000,000       24,964,306
  5.12% due 04/24/07                                25,000,000       24,921,778
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $99,772,195)                                                 99,772,195
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
  65.5%
Collateralized by U.S. Treasury
  Obligations

UBS, Inc at
  5.09% due 04/02/07                             $  77,608,516   $   77,608,516
Credit Suisse at
  5.09% due 04/02/07+                               47,230,030       47,230,030
Lehman Brothers, Inc. at
  5.06% due 04/02/07+                               53,595,377       53,595,377
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $178,433,923)                                               178,433,923
                                                                 --------------

TOTAL INVESTMENTS 102.1%
  (Cost $278,206,118)                                            $  278,206,118
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.1)%                                                $   (5,830,004)
                                                                 --------------
NET ASSETS - 100.0%                                              $  272,376,114
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $205,062,175 )                               2,867   $   (2,047,236)
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2007 S&P 500 Index
Swap, Maturing 06/14/07**
  (Notional Market Value
  $81,056,660)                                          57,048   $   (1,759,756)
June 2007 S&P 500 Index
Swap, Maturing 6/28/07**
  (Notional Market Value
  $276,969,066)                                        194,931         (638,019)
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $358,025,726)                       $   (2,397,775)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 82.3%

INFORMATION TECHNOLOGY 50.7%
  SOFTWARE 12.9%
  Microsoft Corp.                                      555,500   $   15,481,785
  Oracle Corp.*                                        356,160        6,457,181
  Adobe Systems, Inc.*                                  94,981        3,960,707
  Symantec Corp.*+                                     159,350        2,756,755
  Electronic Arts, Inc.*                                51,523        2,594,698
  Intuit, Inc.*                                         71,130        1,946,117
  Autodesk, Inc.*                                       39,720        1,493,472
  Citrix Systems, Inc.*+                                35,360        1,132,581
  Cadence Design Systems, Inc.
     *+                                                 48,320        1,017,619
  Check Point Software
     Technologies Ltd.*+                                36,750          818,790
  Activision, Inc.*+                                    41,270          781,654
  BEA Systems, Inc.*                                    59,900          694,241
                                                                 --------------

TOTAL SOFTWARE                                                       39,135,600
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 9.7%
  Qualcomm, Inc.                                       329,310       14,048,365
  Cisco Systems, Inc.*                                 355,680        9,080,510
  Research In Motion, Ltd.*+                            30,620        4,179,324
  Juniper Networks, Inc.*+                              61,290        1,206,187
  Telefonaktiebolaget LM
     Ericsson -- SP ADR                                 19,500          723,255
  Tellabs, Inc.*+                                       41,080          406,692
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       29,644,333
                                                                 --------------

  COMPUTERS & PERIPHERALS 9.2%
  Apple Computer, Inc.*                                198,140       18,409,187
  Dell, Inc.*                                          137,750        3,197,177
  Network Appliance, Inc.*                              64,430        2,352,984
  Sun Microsystems, Inc.*+                             258,184        1,551,686
  SanDisk Corp.*+                                       34,380        1,505,844
  Logitech International SA*+                           29,430          819,037
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                        27,835,915
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 8.6%
  Intel Corp.                                          332,860        6,367,612
  Broadcom Corp. -- Class
     A*+                                                71,210        2,283,705
  Applied Materials, Inc. +                            119,070        2,181,362
  Maxim Integrated Products,
     Inc.                                               74,070        2,177,658

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  KLA-Tencor Corp.+                                     40,150   $    2,140,798
  Linear Technology Corp.+                              65,940        2,083,045
  Xilinx, Inc.+                                         72,570        1,867,226
  Nvidia Corp.*                                         57,550        1,656,289
  Altera Corp.*+                                        82,701        1,653,193
  Marvell Technology Group
     Ltd.*+                                             92,050        1,547,360
  Lam Research Corp.*+                                  24,130        1,142,314
  Microchip Technology, Inc.+                           29,609        1,052,008
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                          26,152,570
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 7.1%
  Google, Inc. -- Class A*                              23,070       10,569,751
  eBay, Inc.*                                          168,290        5,578,814
  Yahoo!, Inc.*+                                       107,480        3,363,049
  Akamai Technologies, Inc.*+                           25,429        1,269,416
  VeriSign, Inc.*+                                      37,750          948,280
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                   21,729,310
                                                                 --------------

  IT CONSULTING & SERVICES 2.5%
  Paychex, Inc.+                                        59,590        2,256,673
  Cognizant Technology
     Solutions Corp. -- Class A*                        22,925        2,023,590
  Fiserv, Inc.*                                         35,170        1,866,120
  Infosys Technologies Ltd. --
     SP ADR                                             18,200          914,550
  CheckFree Corp.*                                      13,740          509,617
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        7,570,550
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS
     0.7%
  Flextronics International
     Ltd.*                                             108,585        1,187,920
  CDW Corp.+                                            13,495          828,998
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              2,016,918
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                        154,085,196
                                                                 --------------

CONSUMER DISCRETIONARY 13.7%
  MEDIA 4.4%
  Comcast Corp. -- Class A*+                           238,530        6,189,853
  EchoStar Communications
     Corp.*                                             35,340        1,534,816
  Virgin Media, Inc.+                                   58,240        1,470,560

--------------------------------------------------------------------------------

DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Liberty Global, Inc. -- Class
     A*                                                 33,260   $    1,095,252
  Lamar Advertising Co. --
     Class A*+                                          13,330          839,390
  Sirius Satellite Radio, Inc.*+                       260,570          833,824
  Discovery Holding Co. --
     Class A*+                                          39,250          750,853
  XM Satellite Radio Holdings,
     Inc.*                                              52,049          672,473
                                                                 --------------

TOTAL MEDIA                                                          13,387,021
                                                                 --------------

  INTERNET & CATALOG RETAIL 2.4%
  Liberty Media Corp -
     Interactive*                                       98,910        2,356,036
  IAC/InterActiveCorp*+                                 48,950        1,845,905
  Amazon.com, Inc.*+                                    45,380        1,805,670
  Expedia, Inc.*+                                       49,230        1,141,151
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                       7,148,762
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 2.3%
  Starbucks Corp.*+                                    172,100        5,397,056
  Wynn Resorts Ltd.*+                                   18,310        1,736,887
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   7,133,943
                                                                 --------------

  SPECIALTY RETAIL 2.0%
  Bed Bath & Beyond, Inc.*+                             62,810        2,523,078
  Staples, Inc.                                         79,380        2,051,179
  Ross Stores, Inc.                                     22,680          780,192
  Petsmart, Inc.+                                       22,160          730,393
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                6,084,842
                                                                 --------------

  MULTILINE RETAIL 1.6%
  Sears Holdings Corp.*                                 26,510        4,776,042
                                                                 --------------

TOTAL MULTILINE RETAIL                                                4,776,042
                                                                 --------------

  HOUSEHOLD DURABLES 0.6%
  Garmin Ltd.+                                          33,060        1,790,199
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,790,199
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Apollo Group, Inc. -- Class
     A*+                                                28,870   $    1,267,393
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,267,393
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         41,588,202
                                                                 --------------

HEALTH CARE 11.1%
  BIOTECHNOLOGY 7.5%
  Gilead Sciences, Inc.*+                               75,427        5,770,165
  Amgen, Inc.*                                          89,660        5,010,201
  Genzyme Corp.*                                        54,440        3,267,489
  Celgene Corp.*+                                       61,700        3,236,782
  Biogen Idec, Inc.*                                    61,360        2,723,157
  Medimmune, Inc.*+                                     41,930        1,525,833
  Amylin Pharmaceuticals,
     Inc.*+                                             20,820          777,835
  Vertex Pharmaceuticals, Inc.*                         21,830          612,113
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                  22,923,575
                                                                 --------------

  PHARMACEUTICALS 1.5%
  Teva Pharmaceutical
     Industries Ltd. -- SP ADR+                        100,100        3,746,743
  Sepracor, Inc.*+                                      17,642          822,647
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 4,569,390
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES
     1.3%
  Biomet, Inc.                                          54,470        2,314,430
  DENTSPLY International,
     Inc.                                               24,070          788,293
  Intuitive Surgical, Inc.*+                             6,160          748,871
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                3,851,594
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES
     0.8%
  Express Scripts, Inc.*+                               19,950        1,610,364
  Patterson Cos., Inc.*+                                22,053          782,661
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,393,025
                                                                 --------------

TOTAL HEALTH CARE                                                    33,737,584
                                                                 --------------

--------------------------------------------------------------------------------

DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 3.8%
  MACHINERY 1.4%
  Paccar, Inc.+                                         45,870   $    3,366,858
  Joy Global, Inc.+                                     17,710          759,759
                                                                 --------------

TOTAL MACHINERY                                                       4,126,617
                                                                 --------------

  AIR FREIGHT & COURIERS 0.9%
  Expeditors International
     Washington, Inc.+                                  34,640        1,431,325
  CH Robinson Worldwide,
     Inc.+                                              28,200        1,346,550
                                                                 --------------

  TOTAL AIR FREIGHT & COURIERS                                        2,777,875
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cintas Corp.+                                         31,580        1,140,038
  Monster Worldwide, Inc.*                              22,732        1,076,815
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,216,853
                                                                 --------------

  AIRLINES 0.5%
  Ryanair Holdings PLC*+                                19,160          858,176
  UAL Corp.*+                                           17,110          653,089
                                                                 --------------

TOTAL AIRLINES                                                        1,511,265
                                                                 --------------

  TRADING COMPANIES & DISTRIBUTORS
     0.3%
  Fastenal Co.+                                         23,830          835,241
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  835,241
                                                                 --------------

TOTAL INDUSTRIALS                                                    11,467,851
                                                                 --------------

TELECOMMUNICATION SERVICES 1.5%
  WIRELESS TELECOMMUNICATION SERVICES
     1.0%
  NII Holdings, Inc. -- Class
     B*+                                                25,970        1,926,455
  Millicom International
     Cellular SA*+                                      16,050        1,257,678
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             3,184,133
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.5%
  Level 3 Communications,
     Inc.*+                                            244,470   $    1,491,267
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                            1,491,267
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      4,675,400
                                                                 --------------

CONSUMER STAPLES 1.0%
  FOOD & DRUG RETAILING 1.0%
  Costco Wholesale Corp.+                               39,270        2,114,297
  Whole Foods Market, Inc.+                             22,720        1,018,992
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           3,133,289
                                                                 --------------

TOTAL CONSUMER STAPLES                                                3,133,289
                                                                 --------------

MATERIALS 0.3%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.                                   20,910          868,183
                                                                 --------------

TOTAL CHEMICALS                                                         868,183
                                                                 --------------

TOTAL MATERIALS                                                         868,183
                                                                 --------------

ENERGY 0.2%
  ENERGY EQUIPMENT & SERVICES 0.2%
  Patterson-UTI Energy, Inc.+                           26,060          584,786
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       584,786
                                                                 --------------

TOTAL ENERGY                                                            584,786
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $136,776,469)                                               250,140,491
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
  12.9%
Collateralized by U.S. Treasury
  Obligations
UBS, Inc. at
  5.09% due 04/02/07                                20,036,896       20,036,896

--------------------------------------------------------------------------------

DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
Credit Suisse at
  5.09% due 04/02/07                                 4,789,110   $    4,789,110
Lehman Brothers, Inc. at
  5.06% due 04/02/07++                              14,482,917       14,482,917
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $39,308,923)                                                 39,308,923
                                                                 --------------

SECURITIES LENDING COLLATERAL 14.0%
Investment in Securities Lending Short
  Term
  Investment Portfolio held by
     U.S. Bank                                      42,603,375       42,603,375
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $42,603,375)                                                 42,603,375
                                                                 --------------

TOTAL INVESTMENTS 109.2%
  (Cost $218,688,767)                                            $  332,052,789
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.2)%                                                $  (28,061,841)
                                                                 --------------
NET ASSETS - 100.0%                                              $  303,990,948
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS      GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $81,197,900)                                 2,270   $   (1,403,390)

                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
  PURCHASED
June 2007 Nasdaq 100 Index
Swap, Maturing 06/28/07**
  (Notional Market Value
  $229,788,034)                                        129,651   $      160,354
June 2007 Nasdaq 100 Index
Swap, Maturing 06/14/07**
  (Notional Market Value
  $47,775,736)                                          26,956          259,792
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $277,563,770)                              420,146
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2007.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

ADR - American Depository Receipt

--------------------------------------------------------------------------------

INVERSE DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES
  53.4%
Federal Home Loan Bank*
  5.13% due 04/18/07                              $ 50,000,000   $   49,886,111
  5.12% due 04/25/07                                50,000,000       49,836,444
  5.15% due 04/18/07                                25,000,000       24,942,778
  5.15% due 04/20/07                                25,000,000       24,935,625
Freddie Mac*
  5.13% due 04/05/07                                50,000,000       49,978,625
  5.14% due 05/31/07                                25,000,000       24,792,594
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $224,372,177)                                               224,372,177
                                                                 --------------

                                                     CONTRACTS
--------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
  May 2007 Nasdaq 100 Index
  Futures Contracts
     Expiring May 2007 with
     strike price of 2400                                1,100               --
                                                                 --------------

TOTAL OPTIONS PURCHASED
  (Cost $15,455)                                                             --
                                                                 --------------

REPURCHASE AGREEMENTS 49.0%
Collateralized by U.S. Treasury
  Obligations

UBS, Inc. at
  5.09% due 04/02/07                                64,818,793       64,818,793
Credit Suisse at
  5.09% due 04/02/07+                               36,909,204       36,909,204
Lehman Brothers, Inc. at
  5.06% due 04/02/07+                              104,388,303      104,388,303
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $206,116,300)                                               206,116,300
                                                                 --------------

TOTAL INVESTMENTS 102.4%
  (Cost $430,503,932)                                            $  430,488,477
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.4)%                                                $  (10,242,951)
                                                                 --------------
NET ASSETS - 100.0%                                              $  420,245,526
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Nasdaq 100 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $87,994,200)                                 2,460   $      475,419
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2007 Nasdaq 100 Index
Swap, Maturing 06/28/07**
  (Notional Market Value
  $198,525,662)                                        112,012   $     (133,032)
June 2007 Nasdaq 100 Index
Swap, Maturing 06/14/07**
  (Notional Market Value
  $566,671,252)                                        319,727      (12,361,771)
(TOTAL NOTIONAL MARKET VALUE $765,196,914)                       $  (12,494,803)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March, 30, 2007.

--------------------------------------------------------------------------------

DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 72.9%

INDUSTRIALS 17.9%
  AEROSPACE & DEFENSE 9.4%
  Boeing Co.                                            19,320   $    1,717,741
  United Technologies Corp.+                            19,326        1,256,190
  Honeywell International, Inc.                         19,320          889,879
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             3,863,810
                                                                 --------------

  INDUSTRIAL CONGLOMERATES 5.3%
  3M Co.+                                               19,320        1,476,628
  General Electric Co.+                                 19,320          683,155
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                        2,159,783
                                                                 --------------

  MACHINERY 3.2%
  Caterpillar, Inc.                                     19,320        1,295,019
                                                                 --------------

TOTAL MACHINERY                                                       1,295,019
                                                                 --------------

TOTAL INDUSTRIALS                                                     7,318,612
                                                                 --------------

CONSUMER STAPLES 11.6%
  TOBACCO 4.1%
  Altria Group, Inc.                                    19,320        1,696,489
                                                                 --------------

TOTAL TOBACCO                                                         1,696,489
                                                                 --------------

  HOUSEHOLD PRODUCTS 3.0%
  Procter & Gamble Co.                                  19,320        1,220,251
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                              1,220,251
                                                                 --------------

  BEVERAGES 2.3%
  Coca-Cola Co.                                         19,320          927,360
                                                                 --------------

TOTAL BEVERAGES                                                         927,360
                                                                 --------------

  FOOD & DRUG RETAILING 2.2%
  Wal-Mart Stores, Inc.                                 19,327          907,403
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             907,403
                                                                 --------------

TOTAL CONSUMER STAPLES                                                4,751,503
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
FINANCIALS 10.6%
  DIVERSIFIED FINANCIALS 4.7%
  Citigroup, Inc.                                       19,330   $      992,402
  J.P. Morgan Chase & Co.+                              19,327          935,041
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          1,927,443
                                                                 --------------

  INSURANCE 3.2%
  American International Group,
     Inc.                                               19,324        1,298,959
                                                                 --------------

TOTAL INSURANCE                                                       1,298,959
                                                                 --------------

  CONSUMER FINANCE 2.7%
  American Express Co.                                  19,328        1,090,099
                                                                 --------------

TOTAL CONSUMER FINANCE                                                1,090,099
                                                                 --------------

TOTAL FINANCIALS                                                      4,316,501
                                                                 --------------

INFORMATION TECHNOLOGY 8.6%
  COMPUTERS & PERIPHERALS 6.4%
  International Business
      Machines Corp.+                                   19,324        1,821,480
  Hewlett-Packard Co.                                   19,320          775,505
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         2,596,985
                                                                 --------------

  SOFTWARE 1.3%
  Microsoft Corp.                                       19,320          538,448
                                                                 --------------

TOTAL SOFTWARE                                                          538,448
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 0.9%
  Intel Corp.                                           19,320          369,592
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               369,592
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          3,505,025
                                                                 --------------

--------------------------------------------------------------------------------

DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 6.9%
  HOTELS, RESTAURANTS & LEISURE 2.1%
  McDonald's Corp.                                      19,320   $      870,366
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     870,366
                                                                 --------------

  SPECIALTY RETAIL 1.7%
  Home Depot, Inc.+                                     19,327          710,074
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                  710,074
                                                                 --------------

  MEDIA 1.6%
  Walt Disney Co.+                                      19,328          665,463
                                                                 --------------

TOTAL MEDIA                                                             665,463
                                                                 --------------

  AUTOMOBILES 1.5%
  General Motors Corp.+                                 19,320          591,965
                                                                 --------------

TOTAL AUTOMOBILES                                                       591,965
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          2,837,868
                                                                 --------------

HEALTH CARE 6.1%
  PHARMACEUTICALS 6.1%
  Johnson & Johnson, Inc.+                              19,320        1,164,223
  Merck & Co., Inc.+                                    19,320          853,365
  Pfizer, Inc.                                          19,320          488,023
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 2,505,611
                                                                 --------------

TOTAL HEALTH CARE                                                     2,505,611
                                                                 --------------

MATERIALS 3.9%
  CHEMICALS 2.3%
  E.I. du Pont de Nemours and
     Co.+                                               19,320          954,988
                                                                 --------------

TOTAL CHEMICALS                                                         954,988
                                                                 --------------

  METALS & MINING 1.6%
  Alcoa, Inc.                                           19,326          655,151
                                                                 --------------

TOTAL METALS & MINING                                                   655,151
                                                                 --------------

TOTAL MATERIALS                                                       1,610,139
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 3.7%
  DIVERSIFIED TELECOMMUNICATION
     SERVICES 3.7%
  AT&T, Inc.                                            19,323   $      761,906
  Verizon Communications, Inc.+                         19,325          732,804
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,494,710
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      1,494,710
                                                                 --------------

ENERGY 3.6%
  OIL & GAS 3.6%
  Exxon Mobil Corp.                                     19,320        1,457,694
                                                                 --------------

TOTAL OIL & GAS                                                       1,457,694
                                                                 --------------

TOTAL ENERGY                                                          1,457,694
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $23,919,591)                                                 29,797,663
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 26.5%
Collateralized by U.S Treasury
  Obligations

UBS, Inc. at
  5.09% due 04/02/07                                 4,390,464        4,390,464
Credit Suisse at
  5.09% due 04/02/07                                 1,049,385        1,049,385
Lehman Brothers, Inc at
  5.06% due 04/02/07++                               5,364,866        5,364,866
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $10,804,715)                                                 10,804,715
                                                                 --------------

SECURITIES LENDING COLLATERAL 13.2%
Investment in Securities Lending Short Term
  Investment Portfolio held by
     U.S. Bank                                       5,402,652        5,402,652
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,402,652)                                                     5,402,652
                                                                 ==============

--------------------------------------------------------------------------------

DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 112.6%
  (Cost $40,126,958)                                             $   46,005,030
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (12.6)%                                               $   (5,136,140)
                                                                 --------------
NET ASSETS - 100.0%                                              $   40,868,890

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Dow Jones Industrial
Average Index Mini Futures
Contracts
  (Aggregate Market Value of
  Contracts $31,815,680)                                   512   $      106,713

                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2007 Dow Jones Industrial
Average Index Swap, Maturing
6/14/07*
  (Notional Market Value
  $20,291,336)                                          1,642    $      245,101
                                                                 ==============

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+    All or a portion of this security is on loan at March 31, 2007.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 104.8%
Collateralized by U.S. Treasury
  Obligations

UBS, Inc at
  5.09% due 04/02/07                              $ 30,897,377   $   30,897,377
Credit Suisse at
  5.09% due 04/02/07                                 7,384,923        7,384,923
Lehman Brothers, Inc. at
  5.06% due 04/02/07++                              31,268,734       31,268,734
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $69,551,034)                                                 69,551,034
                                                                 --------------
TOTAL INVESTMENTS 104.8%
  (Cost $69,551,034)                                             $   69,551,034
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.8)%                                                $   (3,165,394)
                                                                 --------------
NET ASSETS - 100.0%                                              $   66,385,640
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Dow Jones Industrial
Average Index Mini Futures
Contracts
  (Aggregate Market Value of
  Contracts $18,207,020)                                   293   $      107,872

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2007 Dow Jones Industrial
Average Index Swap, Maturing
6/14/07*

  (Notional Market Value
  $117,356,033)                                          9,499   $   (1,965,528)
                                                                 --------------

*     Price Return based on Dow Jones Index +/- financing at a variable rate.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 37.5%

FINANCIALS 7.8%
  REAL ESTATE 2.8%
  Realty Income Corp.                                     1,700   $      47,940
  Nationwide Health Properties,
      Inc.                                                1,470          45,952
  LaSalle Hotel Properties                                  850          39,406
  Post Properties, Inc.                                     830          37,956
  Potlatch Corp.                                            820          37,540
  Newcastle Investment Corp.                              1,240          34,385
  Strategic Hotel Capital, Inc.                           1,479          33,825
  Alexandria Real Estate
      Equities, Inc.                                        337          33,825
  Pennsylvania Real Estate
      Investment Trust                                      750          33,247
  Spirit Finance Corp.                                    2,220          33,078
  Entertainment Properties Trust                            548          33,017
  FelCor Lodging Trust, Inc.                              1,250          32,462
  Corporate Office Properties
      Trust SBI                                             700          31,976
  American Home Mortgage
      Investment Corp.                                    1,132          30,553
  Senior Housing Properties
      Trust                                               1,270          30,353
  First Industrial Realty
      Trust, Inc.                                           640          28,992
  BioMed Realty Trust, Inc.                               1,084          28,509
  Highland Hospitality Corp.                              1,553          27,643
  Equity Lifestyle Properties,
      Inc.                                                  494          26,681
  Healthcare Realty Trust, Inc.                             680          25,364
  KKR Financial Corp.                                       910          24,961
  Highwoods Properties, Inc.                                622          24,563
  Eastgroup Properties, Inc.                                475          24,239
  National Retail Properties,
      Inc.                                                1,000          24,190
  PS Business Parks, Inc.                                   340          23,977
  NorthStar Realty Finance Corp.                          1,570          23,880
  Ashford Hospitality Trust,
      Inc.                                                1,890          22,567
  Sovran Self Storage, Inc.                                 400          22,164
  Gramercy Capital Corp.                                    713          21,875
  Home Properties, Inc.                                     394          20,807
  Deerfield Triarc Capital Corp.                          1,316          19,727
  Innkeepers USA Trust                                    1,210          19,699
  RAIT Investment Trust                                     700          19,558
  Capital Trust, Inc. -- Class A                            428          19,504
  Arbor Realty Trust, Inc.                                  639          19,451

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Equity Inns, Inc.                                       1,186   $      19,427
  Anthracite Capital, Inc.                                1,616          19,392
  DiamondRock Hospitality Co.                               996          18,924
  Kite Realty Group Trust                                   930          18,553
  Medical Properties Trust, Inc.                          1,250          18,362
  Winston Hotels, Inc.                                    1,160          17,435
  Omega Healthcare Investors,
      Inc.                                                1,000          17,150
  Sunstone Hotel Investors, Inc.                            360           9,814
                                                                  -------------

TOTAL REAL ESTATE                                                     1,142,923
                                                                  -------------

  BANKS 2.5%
  SVB Financial Group*                                      990          48,104
  Cathay General Bancorp                                  1,315          44,684
  Pacific Capital Bancorp                                 1,280          41,114
  Chittenden Corp.                                        1,306          39,428
  International Bancshares Corp.                          1,300          38,571
  Prosperity Bancshares, Inc.                             1,110          38,561
  Greater Bay Bancorp                                     1,407          37,834
  First Community Bancorp                                   576          32,567
  First Bancorp Puerto Rico                               2,384          31,612
  Sterling Financial Corp.                                1,010          31,502
  Central Pacific Financial
      Corp.                                                 859          31,414
  Wintrust Financial Corp.                                  680          30,335
  Provident Bankshares Corp.                                890          29,245
  MB Financial Corp.                                        790          28,448
  UMB Financial Corp.                                       730          27,565
  Boston Private Financial
      Holdings, Inc.                                        986          27,529
  Citizens Banking Corp.                                  1,213          26,880
  National Penn Bancshares,
      Inc.                                                1,350          25,515
  FNB Corp.                                               1,404          23,657
  CVB Financial Corp.                                     1,890          22,491
  Signature Bank*                                           690          22,453
  Hanmi Financial Corp.                                   1,132          21,576
  Sterling Bancshares, Inc.                               1,910          21,354
  Chemical Financial Corp.                                  704          20,972
  UCBH Holdings, Inc.                                     1,120          20,854
  City Holding Co.                                          512          20,710
  Banner Corp.                                              454          18,864
  PrivateBancorp, Inc.                                      470          17,183
  Columbia Banking Systems,
      Inc.                                                  504          17,000
  Texas Capital Bancshares,
      Inc.*                                                 790          16,195
  Centennial Bank Holdings,
      Inc.*                                               1,836          15,881

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  W Holding Co., Inc.                                     3,070   $      15,350
  Virginia Commerce Bancorp,
      Inc.                                                  700          15,155
  Capitol Bancorp, Ltd.                                     408          15,035
  Western Alliance Bancor, Inc.*                            460          14,278
  Pinnacle Financial Partners,
      Inc.*                                                 460          14,035
  Intervest Bancshares Corp.*                               480          13,776
  Old National Bancorp                                      750          13,635
  Community Bancorp*                                        428          13,161
  Integra Bank Corp.                                        590          13,151
  Preferred Bank                                            335          13,135
  Seacoast Banking Corporation
      of Florida                                            560          12,695
  Wilshire Bancorp, Inc.                                    700          11,480
  Westamerica Bancorporation                                150           7,226
  Independent Bank Corp.                                    340           6,926
  Irwin Financial Corp.                                     350           6,524
                                                                  -------------

TOTAL BANKS                                                           1,055,660
                                                                  -------------

  INSURANCE 1.1%
  Ohio Casualty Corp.                                     1,360          40,732
  Phoenix Cos., Inc.                                      2,820          39,142
  Zenith National Insurance
      Corp.                                                 760          35,925
  Delphi Financial Group, Inc.
      -- Class A                                            849          34,155
  LandAmerica Financial Group,
      Inc.                                                  390          28,825
  Argonaut Group, Inc.*                                     878          28,412
  RLI Corp.                                                 470          25,817
  Infinity Property & Casualty
      Corp.                                                 470          22,024
  Odyssey Re Holdings Corp.                                 550          21,621
  Horace Mann Educators Corp.                               996          20,468
  Navigators Group, Inc.*                                   370          18,563
  ProAssurance Corp.*                                       360          18,414
  FPIC Insurance Group, Inc.*                               401          17,913
  Tower Group, Inc.                                         540          17,399
  Safety Insurance Group, Inc.                              410          16,449
  Harleysville Group, Inc.                                  447          14,523
  Meadowbrook Insurance Group
      Co., Inc.*                                          1,170          12,858
  American Physicians Capital,
      Inc.*                                                 292          11,703
  EMC Insurance Group, Inc.                                 394          10,165

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  American Equity Investment
      Life Holding Co.                                      640   $       8,403
                                                                  -------------

TOTAL INSURANCE                                                         443,511
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE 0.6%
  Downey Financial Corp.                                    531          34,271
  MAF Bancorp, Inc.                                         780          32,245
  First Niagara Financial
      Group, Inc.                                         2,247          31,256
  PFF Bancorp, Inc.                                         690          20,928
  NewAlliance Bancshares, Inc.                            1,290          20,911
  Bankunited Financial Corp. --
      Class A                                               905          19,195
  Flagstar Bancorp, Inc.                                  1,489          17,793
  Triad Guaranty, Inc.*                                     400          16,564
  TierOne Corp.                                             550          14,872
  Franklin Bank Corp.*                                      822          14,689
  Federal Agricultural Mortgage
      Corp.                                                 380          10,336
  FirstFed Financial Corp.*                                 180          10,229
  Berkshire Hills Bancorp, Inc.                             280           9,422
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        252,711
                                                                  -------------

  CAPITAL MARKETS 0.5%
  Apollo Investment Corp.                                 2,350          50,290
  Piper Jaffray Cos., Inc.*                                 450          27,873
  MCG Capital Corp.                                       1,470          27,577
  Waddell & Reed Financial,
      Inc. -- Class A                                       970          22,620
  Ares Capital Corp.                                      1,190          21,622
  SWS Group, Inc.                                           800          19,848
  GFI Group, Inc.*                                          250          16,993
  Calamos Asset Management,
      Inc. -- Class A                                       667          14,888
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   201,711
                                                                  -------------

  CONSUMER FINANCE 0.2%
  Advanta Corp.                                             539          23,630
  World Acceptance Corp.*                                   470          18,777
  Cash America International,
      Inc.                                                  457          18,737
  Ezcorp, Inc. -- Class A                                   795          11,710

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  First Cash Financial
      Services, Inc.*                                       475   $      10,583
                                                                  -------------

TOTAL CONSUMER FINANCE                                                   83,437
                                                                  -------------

  DIVERSIFIED FINANCIALS 0.1%
  Portfolio Recovery
      Associates, Inc.*                                     400          17,860
  Asta Funding, Inc.                                        400          17,272
  Pico Holdings, Inc.*                                      360          15,376
  Compass Diversified Trust                                 450           7,546
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                             58,054
                                                                  -------------

TOTAL FINANCIALS                                                      3,238,007
                                                                  -------------

INFORMATION TECHNOLOGY 7.0%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.4%
  Varian Semiconductor
      Equipment Associates,
      Inc.*                                               1,120          59,785
  Formfactor, Inc.*                                         905          40,499
  Amkor Technology, Inc.*                                 2,712          33,846
  ON Semiconductor Corp.*                                 3,220          28,722
  MKS Instruments, Inc.*                                  1,090          27,817
  Zoran Corp.*                                            1,590          27,062
  Advanced Energy Industries,
      Inc.*                                               1,225          25,774
  Trident Microsystems, Inc.*                             1,190          23,871
  Atheros Communications, Inc.*                             949          22,709
  Intevac, Inc.*                                            840          22,151
  Cabot Microelectronics Corp.*                             640          21,446
  LTX Corp.*                                              3,480          21,298
  Tessera Technologies, Inc.*                               530          21,062
  Micrel, Inc.*                                           1,900          20,938
  Hittite Microwave Corp.*                                  475          19,081
  Kulicke & Soffa Industries,
      Inc.*                                               1,900          17,575
  Diodes, Inc.*                                             502          17,495
  Cirrus Logic, Inc.*                                     2,200          16,852
  Mattson Technology, Inc.*                               1,680          15,288
  Actel Corp.*                                              923          15,248
  Asyst Technologies, Inc.*                               2,027          14,250
  Cohu, Inc.                                                740          13,912
  RF Micro Devices, Inc.*                                 2,190          13,644
  AMIS Holdings, Inc.*                                    1,097          12,012
  Semtech Corp.*                                            870          11,728

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Silicon Storage Technology,
      Inc.*                                               2,340   $      11,536
  Veeco Instruments, Inc.*                                  540          10,530
  Supertex, Inc.*                                           290           9,631
  Cymer, Inc.*                                              184           7,645
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               603,407
                                                                  -------------

  SOFTWARE 1.4%
  Hyperion Solutions Corp.*                               1,140          59,086
  Sybase, Inc.*                                           2,230          56,375
  Micros Systems, Inc.*                                     780          42,112
  Jack Henry & Associates, Inc.                           1,670          40,164
  Nuance Communications, Inc.*                            2,610          39,959
  Kronos, Inc.*                                             730          39,055
  MicroStrategy, Inc. -- Class A*                           250          31,598
  Macrovision Corp.*                                      1,020          25,551
  Transaction Systems
      Architects, Inc. -- Class
      A*                                                    780          25,264
  Informatica Corp.*                                      1,770          23,771
  EPIQ Systems, Inc.*                                     1,050          21,399
  TIBCO Software, Inc.*                                   2,410          20,533
  Quest Software, Inc.*                                   1,220          19,849
  Ansoft Corp.*                                             613          19,395
  Ansys, Inc.*                                              366          18,582
  i2 Technologies, Inc.*                                    690          16,560
  Progress Software Corp.*                                  510          15,912
  Smith Micro Software, Inc.*                               850          15,836
  Mentor Graphics Corp.*                                    910          14,869
  SPSS, Inc.*                                               410          14,801
  Secure Computing Corp.*                                 1,480          11,396
  Quality Systems, Inc.                                     190           7,600
                                                                  -------------

TOTAL SOFTWARE                                                          579,667
                                                                  -------------

  COMMUNICATIONS EQUIPMENT 1.1%
  CommScope, Inc.*                                        1,471          63,106
  Polycom, Inc.*                                          1,660          55,328
  Interdigital Communications
      Corp.*                                              1,340          42,438
  Foundry Networks, Inc.*                                 2,914          39,543
  Arris Group, Inc.*                                      2,758          38,833
  Utstarcom, Inc.*                                        3,120          25,865
  Sonus Networks, Inc.*                                   2,880          23,241
  ViaSat, Inc.*                                             660          21,760
  Harmonic, Inc.*                                         2,120          20,818

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  C-COR, Inc.*                                            1,380   $      19,127
  Blue Coat Systems, Inc.*                                  519          19,063
  ADTRAN, Inc.                                              740          18,019
  Loral Space & Communications,
      Inc.*                                                 300          15,264
  Comtech Group, Inc.*                                      795          13,897
  Sirenza Microdevices, Inc.*                             1,610          13,878
  Anaren, Inc.*                                             739          13,014
  Oplink Communications, Inc.*                              690          12,399
  Carrier Access Corp.*                                       2              10
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          455,603
                                                                  -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
  Flir Systems, Inc.*                                     1,388          49,510
  Itron, Inc.*                                              540          35,122
  Anixter International, Inc.*                              530          34,948
  Paxar Corp.*                                            1,080          30,996
  Benchmark Electronics, Inc.*                            1,342          27,726
  Global Imaging Systems, Inc.                            1,343          26,188
  Rofin-Sinar Technologies,
      Inc.*                                                 390          23,080
  Littelfuse, Inc.*                                         540          21,924
  Coherent, Inc.*                                           657          20,853
  MTS Systems Corp.                                         450          17,478
  TTM Technologies, Inc.*                                 1,830          17,458
  Rogers Corp.*                                             390          17,297
  Scansource, Inc.                                          600          16,104
  Agilsys, Inc.                                             638          14,336
  Park Electrochemical Corp.                                460          12,475
  Acacia Research - Acacia
      Technologies.*                                        767          12,134
  Zygo Corp., Inc.*                                         750          12,008
  CTS Corp.                                                 794          10,973
  SYNNEX Corp.*                                             450           9,558
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                410,168
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 0.9%
  Digital River, Inc.*                                      785          43,371
  aQuantive, Inc.*                                        1,462          40,804
  Equinix, Inc.*                                            380          32,539
  WebEx Communications, Inc.*                               570          32,410
  j2 Global Communications, Inc.                          1,050          29,106
  ValueClick, Inc.*                                       1,090          28,482
  Interwoven, Inc.*                                       1,540          26,026

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  United Online, Inc.                                     1,580   $      22,167
  SAVVIS, Inc.                                              450          21,546
  InfoSpace, Inc.*                                          780          20,023
  TheStreet.com, Inc.                                     1,370          16,783
  Perficient, Inc.*                                         790          15,626
  Internap Network Services
      Corp.                                                 990          15,593
  Vignette Corp.*                                           700          12,999
  Travelzoo, Inc.*                                          320          11,766
  SonicWALL, Inc.*                                        1,330          11,119
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      380,360
                                                                  -------------

  IT CONSULTING & SERVICES 0.7%
  MPS Group, Inc.*                                        2,250          31,838
  Gartner, Inc. -- Class A*                               1,290          30,896
  Perot Systems Corp. -- Class A*                         1,690          30,200
  eFunds Corp.*                                             987          26,313
  Forrester Research, Inc.*                                 713          20,221
  Mantech International Corp. --
      Class A*                                              600          20,046
  Sapient Corp.*                                          2,820          19,345
  Lightbridge, Inc.*                                      1,060          18,624
  Covansys Corp.*                                           700          17,276
  Sykes Enterprises, Inc.*                                  930          16,963
  Gevity HR, Inc.                                           667          13,167
  RightNow Technologies, Inc.*                              770          12,613
  Integral Systems, Inc.                                    520          12,568
  Ness Technologies, Inc.*                                  930          11,885
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          281,955
                                                                  -------------

  COMPUTERS & PERIPHERALS 0.5%
  Brocade Communications
      Systems, Inc.*                                      6,849          65,202
  Palm, Inc.*                                             2,230          40,430
  Imation Corp.                                             900          36,342
  Novatel Wireless, Inc.*                                 1,340          21,494
  Stratasys, Inc.*                                          340          14,525
  Hutchinson Technology, Inc.*                              570          13,309
  Electronics for Imaging, Inc.*                            329           7,715
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           199,017
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,910,177
                                                                  -------------

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 6.1%
  SPECIALTY RETAIL 1.6%
  Rent-A-Center, Inc.*                                    1,800   $      50,364
  Aeropostale, Inc.*                                      1,204          48,437
  Men's Wearhouse, Inc.                                     980          46,109
  Payless Shoesource, Inc.*                               1,310          43,492
  Regis Corp.                                               990          39,966
  Charming Shoppes, Inc.*                                 2,584          33,463
  Blockbuster, Inc. -- Class A*                           4,932          31,762
  Gymboree Corp.*                                           785          31,455
  Guess ?, Inc.                                             720          29,153
  Brown Shoe Co., Inc.                                      656          27,552
  Group 1 Automotive, Inc.                                  640          25,453
  Stage Stores, Inc.                                      1,090          25,408
  Dress Barn, Inc.                                        1,169          24,327
  Asbury Automotive Group, Inc.                             781          22,063
  DSW, Inc.*                                                502          21,189
  Cato Corp. -- Class A                                     858          20,069
  Buckle, Inc.                                              556          19,849
  INVESTools, Inc.*                                       1,420          19,738
  CSK Auto Corp.*                                         1,130          19,436
  Charlotte Russe Holding, Inc.*                            667          19,256
  Select Comfort Corp.                                    1,080          19,224
  Genesco, Inc.*                                            380          15,781
  Shoe Carnival, Inc.*                                      450          14,985
  Talbots, Inc.                                             490          11,574
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  660,105
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE 1.1%
  Jack in the Box, Inc.*                                    720          49,774
  Sonic Corp.                                             1,690          37,653
  Pinnacle Entertainment, Inc.*                           1,210          35,175
  Bob Evans Farms, Inc.                                     905          33,440
  CEC Entertainment, Inc.*                                  757          31,446
  WMS Industries, Inc.*                                     730          28,645
  CKE Restaurants, Inc.                                   1,489          28,083
  Triarc Cos., Inc. -- Class B                            1,580          27,160
  IHOP Corp.                                                440          25,806
  Gaylord Entertainment Co.*                                470          24,849
  Rare Hospitality
      International, Inc.*                                  750          22,567
  Ameristar Casinos, Inc.                                   570          18,303
  AFC Enterprises*                                          905          18,145
  Papa John's International,
      Inc.*                                                 580          17,052
  Monarch Casino & Resort, Inc.*                            560          14,560
  Ruth's Chris Steak House*                                 710          14,456

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  CBRL Group, Inc.                                          283   $      13,103
  Speedway Motorsports, Inc.                                330          12,787
  O'Charleys, Inc.*                                         605          11,670
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     464,674
                                                                  -------------

  MEDIA 0.9%
  Belo Corp. -- Class A                                   2,080          38,834
  Lee Enterprises, Inc.                                   1,030          30,951
  Marvel Entertainment, Inc.*                             1,060          29,415
  Scholastic Corp.*                                         890          27,679
  Entercom Communications Corp.                             859          24,207
  Media General, Inc.                                       570          21,751
  Valassis Communications, Inc.*                          1,260          21,659
  Interactive Data Corp.                                    870          21,533
  RCN Corp.*                                                730          18,652
  Sinclair Broadcast Group,
      Inc. -- Class A                                     1,170          18,077
  Morningstar, Inc.*                                        310          16,008
  Cox Radio Inc. -- Class A*                              1,170          15,971
  CKX, Inc.*                                              1,434          15,917
  Journal Register Co.                                    2,620          15,615
  Harris Interactive, Inc.*                               2,448          14,761
  Westwood One, Inc.                                      2,030          13,946
  Cumulus Media, Inc. -- Class A*                         1,112          10,431
  Arbitron, Inc.                                            218          10,235
  Citadel Broadcasting Corp.                                814           7,741
                                                                  -------------

TOTAL MEDIA                                                             373,383
                                                                  -------------

  TEXTILES & APPAREL 0.7%
  Phillips-Van Heusen Corp.                                 970          57,036
  Wolverine World Wide, Inc.                              1,200          34,284
  Warnaco Group, Inc.*                                    1,050          29,820
  Deckers Outdoor Corp.*                                    317          22,513
  Kellwood Co.                                              720          21,118
  Oxford Industries, Inc.                                   420          20,765
  Columbia Sportswear Co.                                   283          17,634
  Iconix Brand Group, Inc.*                                 800          16,320
  Steven Madden, Ltd.                                       540          15,768
  K-Swiss, Inc. -- Class A                                  530          14,321
  True Religion Apparel, Inc.*                              780          12,667
  Unifirst Corp.                                            320          12,278
  Maidenform Brands, Inc.*                                  500          11,535
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                286,059
                                                                  -------------

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  HOUSEHOLD DURABLES 0.4%
  Tempur-Pedic International,
      Inc.                                                1,310   $      34,047
  Tupperware Brands Corp.                                 1,340          33,406
  American Greetings Corp. --
      Class A                                             1,358          31,519
  Ethan Allen Interiors, Inc.                               740          26,152
  Furniture Brands
      International, Inc.                                 1,115          17,595
  Kimball International, Inc. --
      Class B                                               880          16,966
  Blyth, Inc.                                               758          16,001
  Brookfield Homes Corp.                                    339          10,882
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                186,568
                                                                  -------------

  AUTO COMPONENTS 0.3%
  American Axle & Manufacturing
      Holdings, Inc.                                      1,190          32,546
  ArvinMeritor, Inc.                                      1,708          31,171
  Tenneco Automotive, Inc.*                               1,050          26,733
  Aftermarket Technology Corp.*                             704          17,093
  Fuel Systems Solutions, Inc.                              657          12,168
  Drew Industries, Inc.*                                    421          12,074
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   131,785
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 0.3%
  Sotheby's Holdings, Inc. --
      Class A                                               723          32,159
  Jackson Hewitt Tax Service,
      Inc.                                                  700          22,526
  DeVry, Inc.                                               704          20,663
  Pre-Paid Legal Services, Inc.*                            330          16,536
  Vertrue, Inc.*                                            330          15,876
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    107,760
                                                                  -------------

  INTERNET & CATALOG RETAIL 0.2%
  Priceline.com, Inc.*                                      620          33,021
  Systemax, Inc.                                          1,030          19,292
  FTD Group, Inc.                                           977          16,150
  Netflix, Inc.*                                            500          11,595
  GSI Commerce, Inc.                                        450          10,165
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                          90,223
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Jakks Pacific, Inc.*                                    1,010   $      24,139
  RC2 Corp.*                                                530          21,407
  Smith & Wesson Holding Corp.*                           1,140          14,923
  Oakley, Inc.                                              580          11,681
  Nautilus, Inc.                                            740          11,418
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       83,568
                                                                  -------------

  MULTILINE RETAIL 0.2%
  Big Lots, Inc.*                                         2,613          81,735
                                                                  -------------

TOTAL MULTILINE RETAIL                                                   81,735
                                                                  -------------

  AUTOMOBILES 0.1%
  Winnebago Industries, Inc.                                730          24,550
  Monaco Coach Corp.                                        920          14,655
                                                                  -------------

TOTAL AUTOMOBILES                                                        39,205
                                                                  -------------

  HEALTH CARE PROVIDERS & SERVICES 0.1%
  Stewart Enterprises, Inc. --
      Class A                                             2,710          21,843
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                   21,843
                                                                  -------------

  DISTRIBUTORS 0.0%
  Keystone Automotive
      Industries, Inc.*                                     490          16,513
                                                                  -------------

TOTAL DISTRIBUTORS                                                       16,513
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,543,421
                                                                  -------------

INDUSTRIALS 5.4%
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Watson Wyatt & Co., Holdings                              880          42,812
  IKON Office Solutions, Inc.                             2,830          40,667
  Waste Connections, Inc.                                 1,350          40,419
  United Stationers, Inc.*                                  660          39,547
  Deluxe Corp.                                            1,170          39,230
  Teletech Holdings, Inc.*                                  740          27,150
  ABM Industries, Inc.                                    1,000          26,390
  Heidrick & Struggles
      International, Inc.*                                  520          25,194
  Herman Miller, Inc.                                       750          25,117

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Korn/Ferry International,
      Inc.*                                               1,090   $      25,005
  Huron Consulting Group, Inc.*                             400          24,336
  Consolidated Graphics, Inc.*                              310          22,955
  Ennis Business Forms Inc.                                 785          21,007
  Geo Group, Inc.                                           450          20,394
  Viad Corp.                                                500          19,300
  American Reprographics Co.*                               585          18,012
  Layne Christensen Co.*                                    480          17,482
  Interface, Inc. -- Class A                              1,080          17,269
  Kenexa Corp. -- Class A*                                  500          15,565
  CoStar Group, Inc.*                                       347          15,504
  Volt Information Sciences,
      Inc.                                                  580          15,190
  CBIZ, Inc.*                                             2,136          15,166
  Pike Electric Corp.*                                      820          14,826
  M&F Worldwide Corp.*                                      300          14,283
  Amrep Corp. PLC                                           175          13,519
  Rollins, Inc.                                             580          13,346
  Waste Industries USA, Inc.                                420          11,537
  COMSYS IT Partners, Inc.*                                 550          10,945
  School Specialty, Inc.*                                   270           9,750
  PeopleSupport, Inc.*                                      720           8,244
  First Consulting Group, Inc.*                             730           6,643
  ICT Group, Inc.*                                          360           6,300
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    663,104
                                                                  -------------

  MACHINERY 1.0%
  Wabtec Corp.                                            1,140          39,319
  Bucyrus International, Inc. --
      Class A                                               758          39,037
  Actuant Corp. -- Class A                                  638          32,417
  Nordson Corp.                                             640          29,734
  Kaydon Corp.                                              600          25,536
  Albany International Corp. --
      Class A                                               610          21,923
  Barnes Group, Inc.                                        923          21,238
  RBC Bearings, Inc.*                                       630          21,061
  Columbus McKinnon Corp. --
      Class A*                                              923          20,666
  Commercial Vehicle Group,
      Inc.*                                                 932          19,199
  Middleby Corp.*                                           140          18,458
  Briggs & Stratton Corp.                                   590          18,202
  NACCO Industries, Inc. --
      Class A                                               130          17,863
  Cascade Corp.                                             280          16,766
  EnPro Industries, Inc.*                                   460          16,583
  Dynamic Materials Corp.*                                  484          15,837

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Astec Industries, Inc.*                                   353   $      14,208
  Tennant Co.                                               380          11,966
                                                                  -------------

TOTAL MACHINERY                                                         400,013
                                                                  -------------

  ELECTRICAL EQUIPMENT 0.8%
  General Cable Corp.*                                    1,011          54,018
  Acuity Brands, Inc.                                       905          49,268
  Belden CDT, Inc.                                          758          40,621
  Regal-Beloit Corp.                                        740          34,321
  Genlyte Group, Inc.*                                      475          33,511
  Woodward Governor Co.                                     660          27,172
  EnerSys*                                                1,452          24,946
  II-Vi, Inc.*                                              690          23,357
  Lamson & Sessions Co., Inc.*                              790          21,954
  A.O. Smith Corp.                                          547          20,906
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              330,074
                                                                  -------------

  AEROSPACE & DEFENSE 0.5%
  BE Aerospace, Inc.*                                     1,673          53,034
  Ceradyne, Inc.*                                           676          37,004
  Orbital Sciences Corp.*                                 1,530          28,672
  Teledyne Technologies, Inc.*                              690          25,834
  United Industrial Corp.                                   400          22,080
  Hexcel Corp.*                                           1,060          21,041
  K&F Industries Holdings, Inc.*                            720          19,390
  EDO Corp.                                                 676          17,711
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               224,766
                                                                  -------------

  ROAD & RAIL 0.3%
  Dollar Thrifty Automotive
      Group, Inc.*                                          550          28,072
  Florida East Coast
      Industries, Inc.                                      400          25,076
  Heartland Express, Inc.                                 1,270          20,168
  Arkansas Best Corp.                                       555          19,730
  Old Dominion Freight Line,
      Inc.*                                                 640          18,438
  Saia, Inc.*                                               500          11,875
                                                                  -------------

TOTAL ROAD & RAIL                                                       123,359
                                                                  -------------

  AIRLINES 0.3%
  SkyWest, Inc.                                           1,630          43,733
  Republic Airways Holdings,
      Inc.*                                               1,220          28,011

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  JetBlue Airways Corp.*                                  1,990   $      22,905
  Alaska Air Group, Inc.*                                   450          17,145
                                                                  -------------

TOTAL AIRLINES                                                          111,794
                                                                  -------------

  CONSTRUCTION & ENGINEERING 0.3%
  EMCOR Group, Inc.*                                        656          38,691
  Granite Construction, Inc.                                686          37,909
  Infrasource Services, Inc.*                               810          24,729
  Sterling Construction Co.,
      Inc.*                                                 520           9,911
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        111,240
                                                                  -------------

  BUILDING PRODUCTS 0.2%
  NCI Building Systems, Inc.*                               530          25,302
  American Woodmark Corp.                                   498          18,306
  Ameron International Corp.                                246          16,202
  Builders FirstSource, Inc.*                               795          12,776
  Universal Forest Products,
      Inc.                                                  240          11,892
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                  84,478
                                                                  -------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  Applied Industrial
      Technologies, Inc.                                    932          22,871
  Watsco, Inc.                                              320          16,342
  Williams Scotsman
      International, Inc.*                                  680          13,369
  Kaman Corp. -- Class A                                    550          12,821
  BlueLinx Holdings, Inc.                                 1,087          11,414
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   76,817
                                                                  -------------

  AIR FREIGHT & COURIERS 0.1%
  HUB Group, Inc. -- Class A                                930          26,961
  Atlas Air Worldwide Holdings
      Co., Inc.*                                            510          26,892
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                             53,853
                                                                  -------------

  MARINE 0.1%
  Horizon Lines, Inc. -- Class A                            731          23,992

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  American Commercial Lines,
      Inc.*                                                 714   $      22,455
                                                                  -------------

TOTAL MARINE                                                             46,447
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,225,945
                                                                  -------------

HEALTH CARE 4.6%
  HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
  Immucor, Inc.                                           1,488          43,792
  Steris Corp.                                            1,550          41,168
  Biosite, Inc.*                                            472          39,634
  Varian, Inc.*                                             680          39,617
  Inverness Medical
      Innovations, Inc.*                                    870          38,089
  Hologic, Inc.*                                            613          35,333
  Mentor Corp.                                              750          34,500
  American Medical Systems
      Holdings, Inc.*                                     1,590          33,660
  Dionex Corp.*                                             484          32,965
  Bio--Rad Laboratories, Inc. --
      Class A*                                              460          32,126
  Viasys Healthcare, Inc.*                                  910          30,931
  Haemonetics Corp.*                                        595          27,816
  Integra LifeSciences Holdings
      Corp.*                                                480          21,878
  DJ Orthopedics, Inc.*                                     544          20,618
  Zoll Medical Corp.                                        720          19,188
  ArthroCare Corp.*                                         519          18,705
  Illumina, Inc.*                                           610          17,873
  PharmaNet Development Group,
      Inc.*                                                 680          17,680
  Conmed Corp.*                                             595          17,392
  SurModics, Inc.*                                          370          13,320
  Orasure Technologies, Inc.*                             1,810          13,304
  Meridian Bioscience, Inc.                                 470          13,047
  ICU Medical, Inc.*                                        330          12,936
  Quidel Corp.*                                           1,050          12,600
  Abaxis, Inc.*                                             510          12,429
  Align Technology, Inc.*                                   640          10,150
  Angiodynamics, Inc.*                                      504           8,513
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  659,264
                                                                  -------------

  HEALTH CARE PROVIDERS & SERVICES 1.2%
  Sunrise Senior Living, Inc.                             1,140          45,053
  AMERIGROUP Corp.*                                       1,330          40,432

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Magellan Health Services,
      Inc.*                                                 960   $      40,320
  Apria Healthcare Group, Inc.*                           1,131          36,475
  inVentiv Health, Inc.*                                    800          30,632
  Kindred Healthcare, Inc.*                                 920          30,158
  Psychiatric Solutions, Inc.*                              600          24,186
  Healthspring, Inc.*                                       960          22,608
  Omnicell, Inc.*                                           900          18,828
  Gentiva Health Services, Inc.*                            932          18,798
  Medcath Corp.*                                            640          17,472
  The Trizetto Group, Inc.*                                 870          17,409
  LHC Group, Inc.*                                          530          17,188
  AmSurg Corp.*                                             686          16,800
  Vital Images, Inc.*                                       500          16,630
  Amedisys, Inc.*                                           504          16,345
  Dendrite International, Inc.*                           1,041          16,302
  Sun Healthcare Group, Inc.*                             1,220          15,067
  HealthExtras, Inc.*                                       512          14,735
  Allscripts Healthcare
      Solutions, Inc.*                                      520          13,941
  Bio-Reference Labs, Inc.*                                 531          13,487
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  482,866
                                                                  -------------

  BIOTECHNOLOGY 1.1%
  Dendreon Corp.*                                         2,813          36,372
  BioMarin Pharmaceuticals,
      Inc.*                                               1,898          32,759
  Myriad Genetics, Inc.*                                    880          30,325
  United Therapeutics Corp.*                                520          27,966
  Applera Corp. - Celera
      Genomics Group*                                     1,936          27,491
  Cubist Pharmaceuticals, Inc.*                           1,225          27,036
  Alkermes, Inc.*                                         1,650          25,476
  OSI Pharmaceuticals, Inc.*                                730          24,090
  Affymetrix, Inc.*                                         760          22,853
  Savient Pharmaceuticals, Inc.*                          1,890          22,718
  Digene Corp.*                                             529          22,435
  Lifecell Corp.*                                           750          18,727
  Martek Biosciences Corp.*                                 900          18,558
  Medarex, Inc.*                                          1,400          18,116
  Alnylam Pharmaceuticals, Inc.*                            932          16,776
  Progenics Pharmaceuticals,
      Inc.*                                                 630          14,918
  Indevus Pharmaceuticals, Inc.*                          1,870          13,221
  Regeneron Pharmaceuticals,
      Inc.*                                                 590          12,756
  Onyx Pharmaceuticals, Inc.*                               490          12,172

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Exelixis, Inc.*                                         1,060   $      10,536
  Trimeris, Inc.*                                         1,410           9,701
  BioCryst Pharmaceuticals,
      Inc.*                                               1,151           9,634
  Pharmion Corp.*                                           310           8,150
  Zymogenetics, Inc.*                                       420           6,535
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     469,321
                                                                  -------------

  PHARMACEUTICALS 0.7%
  MGI Pharma, Inc.*                                       1,780          39,997
  Perrigo Co.                                             1,880          33,201
  Viropharma, Inc.*                                       1,870          26,834
  Par Pharmaceutical Cos., Inc.*                          1,000          25,120
  KV Pharmaceutical Co.*                                    980          24,235
  Sciele Pharma, Inc.*                                      960          22,733
  Kendle International, Inc.*                               630          22,378
  Alpharma, Inc. -- Class A                                 923          22,226
  Medicis Pharmaceutical Corp.
      -- Class A                                            620          19,108
  Noven Pharmaceuticals, Inc.*                              750          17,400
  Pozen, Inc.*                                              960          14,160
  Salix Pharmaceuticals Ltd.*                             1,060          13,356
  Bradley Pharmaceuticals, Inc.*                            490           9,403
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   290,151
                                                                  -------------

TOTAL HEALTH CARE                                                     1,901,602
                                                                  -------------

ENERGY 1.9%
  OIL & GAS 1.1%
  PetroHawk Energy Corp.*                                 3,681          48,479
  USEC, Inc.*                                             2,440          39,650
  Mariner Energy, Inc.*                                   1,880          35,964
  Western Refining, Inc.                                    790          30,826
  Penn Virginia Corp.                                       400          29,360
  Swift Energy Co.*                                         650          27,150
  Alon USA Energy, Inc.                                     737          26,679
  Alpha Natural Resources, Inc.*                          1,704          26,634
  Crosstex Energy, Inc.                                     720          20,700
  Delek US Holdings, Inc.                                 1,060          20,278
  Arena Resources, Inc.*                                    401          20,098
  Carrizo Oil & Gas, Inc.*                                  548          19,158
  Petroleum Development Corp.*                              350          18,750
  ATP Oil & Gas Corp.*                                      450          16,920

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Harvest Natural Resources,
      Inc.*                                               1,444   $      14,065
  World Fuel Services Corp.                                 250          11,565
  Bois d'Arc Energy, Inc.*                                  849          11,232
  GMX Resources, Inc.*                                      329          10,110
  Vaalco Energy, Inc.*                                    1,927           9,982
  Brigham Exploration Co.*                                1,498           9,318
  Callon Petroleum Co.*                                     676           9,173
                                                                  -------------

TOTAL OIL & GAS                                                         456,091
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES 0.8%
  Grey Wolf, Inc.*                                        5,020          33,634
  W-H Energy Services, Inc.*                                630          29,446
  Parker Drilling Co.*                                    3,030          28,452
  Input/Output, Inc.*                                     1,980          27,284
  Dril-Quip, Inc.                                           612          26,487
  Hanover Compressor Co.*                                 1,170          26,032
  Lufkin Industries, Inc.                                   410          23,034
  Natco Group, Inc.*                                        660          22,519
  Dawson Geophysical Co.*                                   421          20,852
  GulfMark Offshore, Inc.*                                  475          20,734
  Hornbeck Offshore Services,
      Inc.*                                                 667          19,110
  Basic Energy Services, Inc.*                              814          18,966
  Matrix Service Co.*                                       930          18,814
  Trico Marine Services, Inc.*                              420          15,649
  Pioneer Drilling Co.*                                   1,150          14,594
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       345,607
                                                                  -------------

TOTAL ENERGY                                                            801,698
                                                                  -------------

MATERIALS 1.8%
  METALS & MINING 0.7%
  Chaparral Steel Co.                                     1,159          67,419
  Cleveland-Cliffs, Inc.                                    913          58,441
  Quanex Corp.                                              850          35,998
  Metal Management, Inc.                                    680          31,416
  AK Steel Holding Corp.*                                 1,260          29,471
  Ryerson Tull, Inc.                                        680          26,942
  Schnitzer Steel Industries,
      Inc. -- Class A                                       630          25,307
  Coeur d'Alene Mines Corp.*                              3,121          12,827
                                                                  -------------

TOTAL METALS & MINING                                                   287,821
                                                                  -------------

  CHEMICALS 0.6%
  OM Group, Inc.*                                           760          33,957
  H.B. Fuller Co.                                         1,132          30,870

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Hercules, Inc.*                                         1,296   $      25,324
  CF Industries Holdings, Inc.                              610          23,515
  Rockwood Holdings, Inc.*                                  830          22,974
  Spartech Corp.                                            780          22,885
  Ferro Corp.                                               980          21,178
  Terra Industries, Inc.*                                 1,100          19,250
  Georgia Gulf Corp.                                      1,157          18,755
  Pioneer Cos., Inc.*                                       660          18,242
  A. Schulman, Inc.                                         660          15,550
                                                                  -------------

TOTAL CHEMICALS                                                         252,500
                                                                  -------------

  CONTAINERS & PACKAGING 0.3%
  Greif, Inc. -- Class A                                    347          38,555
  Silgan Holdings, Inc.                                     530          27,089
  AptarGroup, Inc.                                          400          26,772
  Myers Industries, Inc.                                    960          17,933
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            110,349
                                                                  -------------

  PAPER & FOREST PRODUCTS 0.1%
  Buckeye Technologies, Inc.*                             1,663          21,586
  Neenah Paper, Inc.                                        480          19,075
  Schweitzer-Mauduit
      International, Inc.                                   540          13,419
  Glatfelter                                                510           7,604
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            61,684
                                                                  -------------

  CONSTRUCTION MATERIALS 0.1%
  Headwaters, Inc.*                                       1,090          23,816
  Texas Industries, Inc.                                    250          18,883
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             42,699
                                                                  -------------

TOTAL MATERIALS                                                         755,053
                                                                  -------------

CONSUMER STAPLES 1.4%
  FOOD PRODUCTS 0.5%
  Ralcorp Holdings, Inc.*                                   590          37,937
  Flowers Foods, Inc.                                     1,215          36,657
  Hain Celestial Group, Inc.*                               849          25,529
  Imperial Sugar Co., Inc.                                  740          24,812
  Tootsie Roll Industries, Inc.                             773          23,176
  Seaboard Corp.                                             10          22,600
  Lancaster Colony Corp.                                    510          22,537
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     193,248
                                                                  -------------

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  PERSONAL PRODUCTS 0.3%
  NBTY, Inc.*                                             1,270   $      67,361
  Chattem, Inc.*                                            401          23,635
  Elizabeth Arden, Inc.*                                    800          17,456
  Mannatech, Inc.                                           880          14,133
  USANA Health Sciences, Inc.*                              300          14,061
  Prestige Brands Holdings,
      Inc. -- Class A*                                      910          10,783
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 147,429
                                                                  -------------

  FOOD & DRUG RETAILING 0.3%
  Central European Distribution
      Corp.                                                 878          25,559
  Longs Drug Stores Corp.                                   460          23,754
  Ingles Markets, Inc. -- Class A                           500          20,420
  Andersons, Inc.                                           453          20,113
  Spartan Stores, Inc.                                      740          19,832
  Wild Oats Markets, Inc.*                                1,040          18,928
  Nash Finch Co.                                            420          14,473
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             143,079
                                                                  -------------

  TOBACCO 0.1%
  Universal Corp.                                           570          34,970
  Alliance One International,
      Inc.*                                               2,193          20,241
                                                                  -------------

TOTAL TOBACCO                                                            55,211
                                                                  -------------

  BEVERAGES 0.1%
  Jones Soda Co.*                                         1,370          27,702
                                                                  -------------

TOTAL BEVERAGES                                                          27,702
                                                                  -------------

  HOUSEHOLD PRODUCTS 0.1%
  Central Garden and Pet Co. -
      Class A*                                            1,680          24,696
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                 24,696
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  591,365
                                                                  -------------

UTILITIES 1.0%
  ELECTRIC UTILITIES 0.5%
  Westar Energy, Inc.                                     1,870          51,462
  Cleco Corp.                                             1,306          33,734

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  IDACORP, Inc.                                             880   $      29,779
  Unisource Energy Corp.                                    780          29,289
  Allete, Inc.                                              574          26,760
  Otter Tail Power Co.                                      770          26,365
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                197,389
                                                                  -------------

  GAS UTILITIES 0.3%
  Nicor, Inc.                                             1,132          54,811
  Southwest Gas Corp.                                       880          34,206
  Northwest Natural Gas Co.                                 570          26,032
  Piedmont Natural Gas Co.                                  880          23,214
                                                                  -------------

TOTAL GAS UTILITIES                                                     138,263
                                                                  -------------

  MULTI-UTILITIES 0.2%
  Avista Corp.                                            1,331          32,250
  Black Hills Corp.                                         850          31,255
  PNM Resources, Inc.                                       870          28,101
                                                                  -------------

TOTAL MULTI-UTILITIES                                                    91,606
                                                                  -------------

TOTAL UTILITIES                                                         427,258
                                                                  -------------

TELECOMMUNICATION SERVICES 0.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  Time Warner Telecom, Inc. --
      Class A*                                            1,630          33,855
  Golden Telecom, Inc.                                      475          26,306
  General Communication, Inc. --
      Class A*                                            1,498          20,972
  Cogent Communications Group,
      Inc.*                                                 866          20,464
  Iowa Telecommunications
      Services, Inc.                                        930          18,600
  CT Communications, Inc.                                   694          16,725
  Cbeyond, Inc.*                                            548          16,073
  Cincinnati Bell, Inc.*                                  2,776          13,047
  Atlantic Tele-Network, Inc.                               285           7,447
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            173,489
                                                                  -------------

  WIRELESS TELECOMMUNICATION SERVICES 0.1%
  Dobson Communications Corp. --
      Class A*                                            3,052          26,216
  Syniverse Holdings, Inc.*                               1,320          13,913

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  InPhonic, Inc.*                                           830   $       9,047
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                49,176
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        222,665
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $13,405,658)                                                 15,617,191
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 49.0%

Collateralized by U.S. Treasury
  Obligations

UBS, Inc. at 5.09% due
     04/02/07                                         9,062,231       9,062,231
Lehman Brothers, Inc. at 5.06%
   due 04/02/07                                       5,105,057       5,105,057
Credit Suisse, Inc. at 5.09% due
     04/02/07 ++                                      6,207,499       6,207,499
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $20,374,787)                                                 20,374,787
                                                                  -------------

TOTAL INVESTMENTS 86.5%
  (Cost $33,780,445)                                              $  35,991,978

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 13.5%                                             $   5,602,732

NET ASSETS - 100.0%                                                  41,594,710
                                                                  -------------

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $21,665,260)                                    269   $     (22,547)
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
May 2007 Russell 2000 Index,
Maturing 05/22/2007**
  (Notional Market
  Value$43,975,171)                                      54,920   $     694,304
June 2007 Russell 2000 Index
Swap, Maturing 06/28/07**
  (Notional Market Value
  $1,968,450)                                             2,458          12,580
(TOTAL NOTIONAL MARKET VALUE $45,943,621)                         $     706,884
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

++ All or a portion of this security is held as equity index swap collateral at March, 30, 2007

--------------------------------------------------------------------------------

INVERSE DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 98.5%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at 5.09% due
  04/02/07                                          72,126,887   $   72,126,888

Credit Suisse at 5.09% due
  04/02/07**                                        28,617,011       28,617,011
Lehman Brothers, Inc. at 5.06%
  04/02/07                                          40,631,480       40,631,480
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $141,375,379)                                                 141,375,379
                                                                 --------------

TOTAL INVESTMENTS 98.5%
  (Cost $141,375,379)                                            $  141,375,379
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.5%                                             $    2,196,475
                                                                 --------------
NET ASSETS - 100.0%                                              $  143,571,854
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS       GAIN(LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $149,079,540)                                1,851   $   (1,129,027)
                                                                 --------------

                                                         UNITS
--------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
2007 Russell 2000 Index Swap,
Maturing 06/05/2007*
  (Notional Market Value
  $101,125,206)                                        126,294   $    3,632,879
2007 Russell 2000 Index Swap,
Maturing 06/28/2007*
  (Notional Market Value
  $39,307,562)                                          49,091         (156,942)
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $140,432,768)                       $    3,475,937

*     Price Return based on Russell 2000 Index +/- financing at a variable rate.

** All or a portion of this security is held as equity index swap collateral at March, 30, 2007.

--------------------------------------------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on May 21, 2007 the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 21, 2007


                                            /s/ Carl G. Verboncoeur
                                            -----------------------
                                            Carl G. Verboncoeur
                                            President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 21, 2007


                                            /s/ Nick Bonos
                                            --------------------------
                                            Nick Bonos
                                            Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               Rydex Dynamic Funds
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                            ------------------------
                               Carl G. Verboncoeur, President

Date                      May 21, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                               Carl G. Verboncoeur, President

Date                      May 21, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Nick Bonos
                         -------------------------------------------------------
                               Nick Bonos, Vice President & Treasurer

Date                      May 21, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.